SEMI-ANNUAL REPORT AS OF
MARCH 31, 1997


SEI INSTITUTIONAL
MANAGED TRUST



--------------------
Large Cap Value
--------------------
Large Cap Growth
--------------------
Small Cap Value
--------------------
Small Cap Growth
--------------------
Mid-Cap
--------------------
Capital Appreciation
--------------------
Equity Income
--------------------
Balanced
--------------------
Core Fixed Income
--------------------
Bond
--------------------
High Yield Bond
--------------------

[SEI INVESTEMENTS LOGO OMITTED]

TABLE OF CONTENTS
---------------------------------------------------------------------------

STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF OPERATIONS..............................................    40
STATEMENT OF CHANGES IN NET ASSETS...................................    42
FINANCIAL HIGHLIGHTS.................................................    44
NOTES TO FINANCIAL STATEMENTS........................................    47

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
AEROSPACE & DEFENSE -- 0.8%
   BF Goodrich                        65,900      $  2,414
   Thiokol                            42,100         2,326
                                                  --------
                                                     4,740
                                                  --------
AIR TRANSPORTATION -- 1.1%
   AMR*                               19,400         1,600
   Delta Air Lines                    34,200         2,877
   UAL*                               35,500         2,299
                                                  --------
                                                     6,776
                                                  --------
AIRCRAFT -- 1.2%
   McDonnell Douglas                  33,300         2,031
   Textron                            23,800         2,499
   United Technologies                36,300         2,732
                                                  --------
                                                     7,262
                                                  --------
APPAREL/TEXTILES -- 0.3%
   Springs Industries, Cl A           21,000           940
   VF                                 13,100           876
                                                  --------
                                                     1,816
                                                  --------
AUTOMOTIVE -- 3.2%
   Chrysler                          267,200         8,016
   General Motors                    147,100         8,146
   Genuine Parts                      52,400         2,443
   Paccar                              8,400           561
                                                  --------
                                                    19,166
                                                  --------
BANKS -- 15.6%
   Amsouth Bancorp                   102,500         4,946
   Astoria Financial*                 48,300         1,739
   Banc One                          224,925         8,941
   BankAmerica                       134,180        13,519
   Bankers Trust New York             28,600         2,345
   Chase Manhattan                    28,100         2,631
   Comerica                           56,700         3,196
   First Chicago                     140,600         7,610
   First Union                        57,600         4,673
   First Virginia                     63,200         3,239
   Fleet Financial Group              52,800         3,023
   Golden West Financial              32,800         2,058
   H.F. Ahmanson                      60,900         2,223
   JP Morgan                          52,700         5,178
   National City                      43,400         2,024
   NationsBank                        39,800         2,204
   Norwest                            30,500         1,411
   PNC Bank                           63,000         2,520
   Republic New York                  31,500         2,776
   Southtrust                        192,800         6,965
   Star Banc                          80,800         3,222

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   State Street Boston                44,100      $  3,059
   SunTrust                           55,800         2,588
   US Bancorp                         50,000         2,675
                                                  --------
                                                    94,765
                                                  --------
BEAUTY PRODUCTS -- 0.2%
   International Flavors & Fragrances 29,700         1,299
                                                  --------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                             57,600         2,030
                                                  --------
CHEMICALS -- 3.7%
   Betz Laboratories                  29,000         1,831
   Dow Chemical                       53,450         4,276
   EI du Pont de Nemours              92,000         9,752
   Praxair                            52,100         2,338
   Rohm & Haas                        21,400         1,602
   Union Carbide                      33,300         1,474
   Witco                              44,000         1,496
                                                  --------
                                                    22,769
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.8%
   Harris                             34,500         2,652
   Sprint                             50,100         2,280
                                                  --------
                                                     4,932
                                                  --------
COMPUTERS & SERVICES -- 3.1%
   Compaq Computer*                   83,700         6,413
   Hewlett Packard                    44,700         2,380
   IBM                                47,300         6,498
   Microsoft*                         37,400         3,429
                                                  --------
                                                    18,720
                                                  --------
CONTAINERS & PACKAGING -- 0.4%
   Owens-Illinois*                   100,100         2,465
                                                  --------
DRUGS -- 3.5%
   American Home Products             25,300         1,518
   Bristol-Myers Squibb              206,900        12,207
   Johnson & Johnson                  14,800           783
   Pharmacia & Upjohn                 42,700         1,564
   Schering Plough                    46,000         3,346
   Smithkline Beecham, PLC, ADR       25,500         1,785
                                                  --------
                                                    21,203
                                                  --------
ELECTRICAL SERVICES -- 5.7%
   Baltimore Gas & Electric          143,400         3,836
   Consolidated Edison of New York    80,100         2,403
   DQE                                67,600         1,876
   DTE Energy                         40,500         1,088
   Duke Power                         25,100         1,108
   Edison International              158,300         3,562
   Entergy                            87,000         2,131

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Illinova                           47,500      $  1,087
   Ohio Edison                        25,700           543
   PacifiCorp                         65,475         1,400
   Pinnacle West Capital             175,800         5,296
   Portland General                   49,900         1,740
   Southern                          138,300         2,922
   TECO Energy                        62,400         1,498
   Texas Utilities                    92,200         3,158
   Wisconsin Energy                   44,250         1,084
                                                  --------
                                                    34,732
                                                  --------
ELECTRICAL TECHNOLOGY -- 0.3%
   Thomas & Betts                     37,500         1,603
                                                  --------
ENTERTAINMENT -- 0.2%
   Bally Total Fitness*               13,350            83
   King World Productions*            36,700         1,340
                                                  --------
                                                     1,423
                                                  --------
ENVIRONMENTAL SERVICES -- 0.2%
   Browning-Ferris Industries         43,800         1,265
                                                  --------
FINANCIAL SERVICES -- 3.8%
   Alex Brown                         33,700         1,432
   Bear Stearns                      177,092         4,649
   Beneficial                          1,840           119
   FNMA                               46,264         1,671
   Green Tree Financial               74,100         2,501
   Lehman Brothers Holding            68,100         1,983
   Merrill Lynch                      45,200         3,882
   Salomon                            23,900         1,192
   Transamerica                       25,600         2,291
   Travelers                          73,433         3,516
                                                  --------
                                                    23,236
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 4.1%
   Adolph Coors, Cl B                 57,300         1,218
   American Brands                    56,000         2,835
   Anheuser Busch                     75,600         3,185
   Campbell Soup                      31,000         1,438
   Coca-Cola                          42,600         2,444
   General Mills                      49,600         3,081
   HJ Heinz                           76,150         3,008
   IBP                                58,800         1,448
   Kellogg                            22,900         1,540
   Philip Morris                      32,200         3,675
   Ralston-Ralston Purina Group       14,900         1,164
                                                  --------
                                                    25,036
                                                  --------
GAS/NATURAL GAS -- 2.2%
   Consolidated Natural Gas           65,925         3,321
   National Fuel & Gas                62,100         2,655
   Noram Energy                      210,000         3,071

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Oneok                              58,300      $  1,516
   Williams                           63,700         2,835
                                                  --------
                                                    13,398
                                                  --------
HOUSEHOLD PRODUCTS -- 0.8%
   Clorox                             10,075         1,130
   Maytag                            102,800         2,120
   Sherwin Williams                   67,000         1,809
                                                  --------
                                                     5,059
                                                  --------
INSURANCE -- 6.6%
   Ambac                              33,300         2,148
   American General                   55,200         2,249
   Cigna                              38,500         5,626
   Exel                              120,900         5,108
   Jefferson-Pilot                    23,650         1,286
   Lincoln National                   31,400         1,680
   Loew's                             24,700         2,195
   Marsh & McLennan                   36,625         4,148
   Old Republic International        128,800         3,300
   Progressive of Ohio                25,100         1,603
   Providian                          69,000         3,691
   Safeco                             85,500         3,420
   St. Paul                           50,639         3,285
                                                  --------
                                                    39,739
                                                  --------
MACHINERY -- 4.8%
   Black & Decker                     39,700         1,275
   Caterpillar                       100,100         8,033
   Comdisco                           77,850         2,423
   Cummins Engine                     94,900         4,864
   Global Industries Technologies*    72,900         1,258
   Harnischfeger Industries           90,900         4,227
   NACCO Industries, Cl A              9,800           483
   Pitney Bowes                       32,800         1,927
   Tenneco                            55,650         2,170
   Timken                             40,400         2,161
                                                  --------
                                                    28,821
                                                  --------
MEASURING DEVICES -- 0.6%
   Mallinckrodt                       43,900         1,805
   Wheelabrator Technologies         149,000         1,956
                                                  --------
                                                     3,761
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 1.2%
   Baxter International               73,250         3,159
   Novacare*                         133,300         1,616
   Universal Health Services, Cl B*   71,500         2,351
                                                  --------
                                                     7,126
                                                  --------
METALS & MINING -- 0.3%
   Vulcan Materials                   24,700         1,602
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 0.4%
   Cabletron Systems*                 47,500      $  1,389
   Oracle Systems*                    27,300         1,053
                                                  --------
                                                     2,442
                                                  --------
MISCELLANEOUS MANUFACTURING -- 0.9%
   General Electric                   18,100         1,796
   Minnesota Mining &
     Manufacturing                    39,800         3,363
                                                  --------
                                                     5,159
                                                  --------
OFFICE FURNITURE & FIXTURES -- 0.1%
   Lear*                              17,900           597
                                                  --------
PAPER & PAPER PRODUCTS -- 1.9%
   Chesapeake                         47,700         1,312
   Georgia-Pacific                    16,700         1,211
   International Paper                32,700         1,271
   James River                        94,800         2,761
   Mead                               22,600         1,198
   Union Camp                         30,700         1,447
   Weyerhaeuser                       47,600         2,124
                                                  --------
                                                    11,324
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Atlantic Richfield                 46,700         6,304
   Rowan*                             48,600         1,100
                                                  --------
                                                     7,404
                                                  --------
PETROLEUM REFINING -- 10.5%
   Amoco                              56,600         4,903
   British Petroleum, PLC, ADR         9,800         1,345
   Chevron                           200,700        13,974
   Dresser Industries                 44,000         1,331
   Exxon                             159,850        17,224
   Kerr-McGee                         38,600         2,388
   Mobil                              30,075         3,929
   Phillips Petroleum                 97,700         3,993
   Texaco                             45,300         4,960
   USX-Marathon Group                276,000         7,693
   Valero Energy                      46,000         1,673
                                                  --------
                                                    63,413
                                                  --------
PRINTING & PUBLISHING -- 2.1%
   Lafarge                            44,100         1,003
   McGraw-Hill                        92,900         4,749
   New York Times, Cl A               96,900         4,276
   R.R. Donnelley & Sons              39,500         1,378
   Washington Post, Cl B               3,100         1,066
                                                  --------
                                                    12,472
                                                  --------
RAILROADS -- 1.2%
   Canadian Pacific Limited           67,100         1,610
   CSX                                81,400         3,785
   Union Pacific                      30,625         1,738
                                                  --------
                                                     7,133
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
REPAIR SERVICES -- 0.6%
   PHH                                75,100      $  3,464
                                                  --------
RETAIL -- 3.2%
   Dayton-Hudson                      33,800         1,411
   Gap                                93,300         3,126
   Great Atlantic & Pacific Tea       46,300         1,175
   JC Penney                          58,300         2,777
   May Department Stores              51,025         2,322
   Ruddick                            51,900           804
   Smith's Food & Drug Center, Cl B   37,091         1,270
   TJX                               104,100         4,450
   Waban*                             77,000         2,146
                                                  --------
                                                    19,481
                                                  --------
RUBBER & PLASTIC -- 0.6%
   Goodyear Tire & Rubber             13,500           705
   Premark International             158,000         3,140
                                                  --------
                                                     3,845
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.4%
   AMP                                64,750         2,226
                                                  --------
SPECIALTY MACHINERY -- 0.9%
   Cooper Industries                  84,400         3,661
   Tecumseh Products, Cl A            27,100         1,545
                                                  --------
                                                     5,206
                                                  --------
SPECIALTY SERVICES -- 0.3%
   National Service Industries        45,700         1,788
                                                  --------
STEEL & STEEL WORKS -- 1.0%
   Aluminum Company of America        22,200         1,510
   Asarco                             41,700         1,173
   Phelps Dodge                       12,300           899
   Texas Industries                   64,000         1,760
   USX-U.S. Steel Group               36,500           972
                                                  --------
                                                     6,314
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 7.8%
   360(degree)Communications*         11,133           192
   Ameritech                         168,525        10,364
   Bell Atlantic                      72,000         4,383
   BellSouth                         210,700         8,902
   GTE                                54,800         2,555
   Lucent Technologies                88,465         4,667
   NYNEX                              85,600         3,905
   SBC Telecommunications            193,900        10,204
   US West                            64,600         2,196
                                                  --------
                                                    47,368
                                                  --------
WHOLESALE -- 0.6%
   Gillette                           32,000         2,324
   Safeway*                           31,100         1,442
                                                  --------
                                                     3,766
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Total Common Stocks
   (Cost $524,666)                                $598,146
                                                  --------

U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bills
      5.249%, 04/17/97 (A)            $  100           100
      0.000%, 09/18/97 (A)               900           877
                                                  --------
Total U.S. Treasury Obligations
   (Cost $978)                                         977
                                                  --------

REPURCHASE AGREEMENT -- 1.1%
   J.P. Morgan
     5.380%, dated 03/31/97,
     matures 04/01/97, repurchase
     price $6,626,000 (collateralized
     by various FHLMC obligations,
     par value $6,793,000, zero coupon,
     04/10/97-04/30/97, total market
     value: $6,759,000)                6,625         6,625
                                                  --------
Total Repurchase Agreement
   (Cost $6,625)                                     6,625
                                                  --------
Total Investments -- 99.9%
   (Cost $532,269)                                 605,748
                                                  --------
Other Assets and Liabilities, Net -- 0.1%              436
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   40,277,154 outstanding shares
   of beneficial interest                          512,121
Undistributed net investment income                  2,711
Accumulated net realized gain
   on investments                                   18,080
Net unrealized depreciation on futures contracts      (207)
Net unrealized appreciation on investments          73,479
                                                  --------
Total Net Assets -- 100.0%                        $606,184
                                                  ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $15.05
                                                  ========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA--STUDENT LOAN MARKETING ASSOCIATION


LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.3%
AIR TRANSPORTATION -- 0.3%
   AMR*                               18,500      $  1,526
                                                  --------
AIRCRAFT -- 1.9%
   Allied Signal                     107,900         7,688
   Boeing                             30,000         2,959
                                                  --------
                                                    10,647
                                                  --------
APPAREL/TEXTILES -- 0.5%
   Tommy Hilfiger*                    18,700           977
   U.S. Industries*                   53,500         1,886
                                                  --------
                                                     2,863
                                                  --------
BANKS -- 5.1%
   Chase Manhattan                    65,100         6,095
   Citicorp                           10,700         1,158
   First Union                        35,000         2,839
   MBNA                              264,950         7,385
   NationsBank                        67,800         3,754
   Norwest                            60,700         2,807
   State Street Boston                23,300         1,616
   Washington Mutual                  31,200         1,507
   Wells Fargo                         4,200         1,193
                                                  --------
                                                    28,354
                                                  --------
BEAUTY PRODUCTS -- 2.7%
   Colgate-Palmolive                  78,700         7,841
   Procter & Gamble                   63,500         7,303
                                                  --------
                                                    15,144
                                                  --------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.9%
   British Sky Broadcasting, ADR*     30,500         1,849
   Cox Communications*               161,100         3,323
                                                  --------
                                                     5,172
                                                  --------
BUILDING & CONSTRUCTION -- 0.2%
   Fluor                              15,900           835
                                                  --------
CHEMICALS -- 1.2%
   Monsanto                          169,200         6,472
                                                  --------
COMMUNICATIONS EQUIPMENT -- 1.1%
   ADC Telecommunications*            25,800           693
   Andrew*                            25,500           921
   Ascend Communications*             16,800           685
   Nokia, Cl A, ADR                   51,300         2,988
   Tellabs*                           24,200           874
                                                  --------
                                                     6,161
                                                  --------
COMPUTERS & SERVICES -- 8.2%
   Ceridian*                          18,900           678
   Cisco Systems*                    257,900        12,411
   Compaq Computer*                  227,000        17,394

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Dell Computer*                    135,500      $  9,163
   Seagate Technology*                98,800         4,434
   Silicon Graphics*                  65,600         1,279
                                                  --------
                                                    45,359
                                                  --------
CONTAINERS & PACKAGING -- 1.0%
   Crown Cork & Seal                 109,550         5,656
                                                  --------
DRUGS -- 10.8%
   Abbott Laboratories                87,300         4,900
   Amgen*                             76,550         4,277
   Centocor*                          70,000         2,135
   Elan, ADR                          27,400           935
   Eli Lilly                          34,900         2,871
   Johnson & Johnson                  75,700         4,003
   Merck                             275,000        23,169
   Pfizer                            175,100        14,730
   Schering Plough                    40,000         2,910
                                                  --------
                                                    59,930
                                                  --------
ELECTRICAL SERVICES -- 0.2%
   AES*                               16,600           930
                                                  --------
ENTERTAINMENT -- 2.2%
   Liberty Media Group, Cl A*        242,550         4,836
   Mirage Resorts*                    57,600         1,224
   Walt Disney                        85,500         6,242
                                                  --------
                                                    12,302
                                                  --------
ENVIRONMENTAL SERVICES -- 1.0%
   Republic Industries*               50,500         1,752
   USA Waste Services*               103,700         3,681
                                                  --------
                                                     5,433
                                                  --------
FINANCIAL SERVICES -- 5.7%
   American Express                   63,900         3,826
   Associates First Capital           26,100         1,122
   Dean Witter Discover              151,600         5,287
   FHLMC                              51,300         1,398
   FNMA                              135,700         4,902
   Merrill Lynch                      65,000         5,582
   Travelers                         196,600         9,412
                                                  --------
                                                    31,529
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 4.4%
   Campbell Soup                     177,600         8,236
   Coca-Cola                          32,200         1,799
   PepsiCo                            92,000         3,002
   Philip Morris                     100,750        11,498
                                                  --------
                                                    24,535
                                                  --------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
HOTELS & LODGING -- 1.3%
   HFS*                               46,300      $  2,726
   LA Quinta Inns                    230,000         4,715
                                                  --------
                                                     7,441
                                                  --------
HOUSEHOLD PRODUCTS -- 7.2%
   General Electric                  118,550        11,766
   Gillette                          183,400        13,319
   Illinois Tool Works                39,550         3,228
   Sherwin-Williams                   57,400         1,550
   Solectron*                         91,500         4,586
   Sunbeam Oster                     185,000         5,550
                                                  --------
                                                    39,999
                                                  --------
INSURANCE -- 6.7%
   Aetna                              11,300           970
   American International Group       73,500         8,627
   Everest Reinsurance Holdings       53,100         1,560
   MGIC Investment                    15,100         1,068
   Oxford Health Plans*              110,900         6,502
   Pacificare Health Systems, Cl B*   33,800         2,915
   PMI Group                          45,200         2,266
   TIG Holdings                       87,000         2,762
   Travelers Property Casualty        55,800         1,772
   United Healthcare                  53,950         2,569
   UNUM                               84,500         6,169
                                                  --------
                                                    37,180
                                                  --------
LUMBER & WOOD PRODUCTS -- 0.3%
   Clayton Homes                     113,625         1,449
                                                  --------
MACHINERY -- 3.6%
   Applied Materials*                 40,500         1,878
   Baker Hughes                       89,600         3,438
   Deere                              86,900         3,780
   Emerson Electric                   67,800         3,051
   Tyco Labs                         138,300         7,607
                                                  --------
                                                    19,754
                                                  --------
MARINE TRANSPORTATION -- 0.6%
   Carnival                           89,000         3,293
                                                  --------
MEASURING DEVICES -- 0.1%
   Thermo Electron*                   19,700           608
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 3.5%
   Baxter International               70,400         3,036
   Boston Scientific*                 91,100         5,625
   Columbia/HCA Healthcare            21,450           721
   Healthsouth Rehabilitation*        99,700         1,907
   Medtronic                         126,600         7,881
                                                  --------
                                                    19,170
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 8.0%
   3Com*                              83,900      $  2,748
   Altera*                           129,100         5,551
   Computer Associates International  88,500         3,440
   Computer Sciences*                 17,400         1,074
   CUC International*                 47,600         1,071
   Electronic Data Systems            54,000         2,180
   First Data                         75,100         2,544
   Informix*                          97,100         1,469
   Ikon Office Solutions             122,700         4,110
   Microsoft*                        100,700         9,233
   Netscape Communications*           32,900           989
   Oracle Systems*                   243,275         9,381
   Sungard Data Systems*              15,300           666
                                                  --------
                                                    44,456
                                                  --------
MISCELLANEOUS CONSUMER SERVICES -- 0.2%
   Service International              40,800         1,214
                                                  --------
PAPER & PAPER PRODUCTS -- 1.1%
   Kimberly-Clark                     55,000         5,466
   Unisource Worldwide*               49,250           757
                                                  --------
                                                     6,223
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   Apache                             87,400         2,928
   BJ Services*                       30,300         1,451
   Global Marine*                     50,500         1,086
   Schlumberger                       34,300         3,679
   Transocean Offshore                21,700         1,218
                                                  --------
                                                    10,362
                                                  --------
PETROLEUM REFINING -- 1.4%
   Amoco                              38,800         3,361
   Mobil                              25,100         3,279
   Tosco                              32,200           918
   Unocal                              9,500           362
                                                  --------
                                                     7,920
                                                  --------
PROFESSIONAL SERVICES -- 0.2%
   Paychex                            21,000           864
                                                  --------
RAILROADS -- 0.5%
   Union Pacific                      50,800         2,883
                                                  --------
RETAIL -- 3.6%
   Costco*                            37,600         1,039
   CVS                                20,600           950
   Estee Lauder                        5,000           242
   Federated Department Stores*       70,000         2,301
   Home Depot                         47,450         2,539
   Kohls*                             22,500           953

--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Kroger*                            69,000      $  3,502
   Revco Drug Stores*                 39,500         1,600
   Rite Aid                           80,200         3,368
   Sears Roebuck                      40,000         2,010
   Walgreen                           31,900         1,336
                                                  --------
                                                    19,840
                                                  --------
RUBBER & PLASTIC -- 0.4%
   Nike, Cl B                         31,900         1,978
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.2%
   Atmel*                             87,400         2,092
   Intel                             133,200        18,531
   Texas Instruments                  33,800         2,531
                                                  --------
                                                    23,154
                                                  --------
SPECIALTY CONSTRUCTION -- 0.7%
   L.M. Ericsson Telephone, ADR*     115,900         3,919
                                                  --------
STEEL & STEEL WORKS -- 0.8%
   Aluminum Company of America        67,000         4,556
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 1.7%
   Airtouch Communications*          120,350         2,768
   Lucent Technologies                97,800         5,159
   WorldCom*                          66,400         1,461
                                                  --------
                                                     9,388
                                                  --------
WHOLESALE -- 0.9%
   Cardinal Health                    39,750         2,161
   Danka Business Systems, ADR        28,800           905
   Safeway*                           36,200         1,679
                                                  --------
                                                     4,745
                                                  --------
Total Common Stocks
   (Cost $443,204)                                 533,244
                                                  --------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill
      5.249%, 04/17/97 (A)             $ 500           499
                                                  --------
Total U.S. Treasury Obligation
   (Cost $498)                                         499
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FHLMC  Discount Notes
      0.000%, 04/15/97                   250           249
   FHLB Discount Notes
      0.000%, 04/17/97                   120           120
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $369)                                         369
                                                  --------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.9%
   Ford Motor Credit
      5.450%, 04/02/97               $ 3,000      $  3,000
   GE Capital Services
      5.650%, 04/03/97                 1,524         1,524
   Merril Lynch
      6.250%, 04/01/97                   530           530
                                                  --------
Total Commercial Paper
   (Cost $5,054)                                     5,054
                                                  --------

REPURCHASE AGREEMENT -- 2.2%
   J.P. Morgan
     6.200%, dated 03/31/97,
     matures 04/01/97, repurchase
     price $12,422,000 (collateralized
     by U.S. Treasury Bill, par value
     $12,940,000, zero coupon,
     07/17/97, total market
     value: $12,736,000)              12,420        12,420
                                                  --------
Total Repurchase Agreement
   (Cost $12,420)                                   12,420
                                                  --------
Total Investments -- 99.6%
   (Cost $461,545)                                 551,586
                                                  --------
Other Assets and Liabilities, Net -- 0.4%            2,079
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   36,221,179 outstanding shares
   of beneficial interest                          456,548
Undistributed net investment income                    478
Accumulated net realized gain
   on investments                                    7,098
Net unrealized depreciation on futures contracts      (500)
Net unrealized appreciation on investments          90,041
                                                  --------
Total Net Assets -- 100.0%                        $553,665
                                                  ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $15.29
                                                  ========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.7%
AEROSPACE & DEFENSE -- 0.8%
   Doncasters, PLC, ADR               40,900      $    792
   Thiokol                            14,100           779
                                                  --------
                                                     1,571
                                                  --------
AGRICULTURE -- 0.6%
   Sylvan*                           105,000         1,234
                                                  --------
AIR TRANSPORTATION -- 1.9%
   Airnet Systems*                    54,500           872
   Alaska Airgroup*                   59,500         1,525
   Midwest Express Holdings*          35,300         1,337
                                                  --------
                                                     3,734
                                                  --------
APPAREL/TEXTILES -- 1.9%
   Burlington Industries*             62,500           719
   Culp                               37,300           643
   First Years                        51,400           822
   Quaker Fabric*                     50,700           659
   Worldtex*                         122,700           859
                                                  --------
                                                     3,702
                                                  --------
AUTOMOTIVE -- 1.8%
   Borg-Warner Automotive             20,500           874
   Federal Mogul                      94,700         2,332
   Stant                              28,700           420
                                                  --------
                                                     3,626
                                                  --------
BANKS -- 11.4%
   Alliance Bancorp                   13,200           383
   Astoria Financial*                 29,000         1,044
   Bank Plus*                         95,000           986
   Cenfed Financial                   46,200         1,536
   Coast Savings Financial*           53,100         2,104
   Dime Community Bancorp*            99,000         1,856
   Downey Financial                   79,707         1,614
   Eagle Financial                    15,900           449
   Greater New York Savings Bank      77,200         1,332
   Itla Capital*                      22,200           330
   Long Island Bancorp                76,800         2,539
   Queens County Bancorp              44,833         2,460
   Reliance Bancorp                   34,500           815
   Riggs National                    116,000         2,334
   Sovereign Bancorp                 123,060         1,477
   T R Financial                      21,400           778
   Webster Financial                  19,117           671
                                                  --------
                                                    22,708
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.2%
   Willbros Group Inc*                46,500      $    424
                                                  --------
BUILDING & CONSTRUCTION SUPPLIES -- 0.4%
   Granite Construction               33,200           685
   Griffon*                           12,800           154
                                                  --------
                                                       839
                                                  --------
CHEMICALS -- 1.4%
   General Chemical Group             78,400         1,882
   Mississippi Chemical               33,900           809
                                                  --------
                                                     2,691
                                                  --------
COAL MINING -- 0.9%
   Zeigler Coal Holding               79,100         1,879
                                                  --------
COMPUTERS & SERVICES -- 1.8%
   Channell Commercial*               47,700           501
   Cirrus Logic*                      16,200           196
   Lexmark International Group*       63,600         1,542
   Wang Laboratories*                 72,000         1,278
                                                  --------
                                                     3,517
                                                  --------
CONCRETE & MINERAL PRODUCTS -- 0.7%
   Dal-Tile International*            84,000         1,312
                                                  --------
CONSUMER PRODUCTS -- 1.2%
   Public Service of New Mexico       40,200           693
   US Can*                           114,100         1,726
                                                  --------
                                                     2,419
                                                  --------
CONTAINERS & PACKAGING -- 1.0%
   Greif Brothers                     13,100           357
   Silgan Holdings*                   65,200         1,630
                                                  --------
                                                     1,987
                                                  --------
ELECTRICAL SERVICES -- 0.3%
   Calpine*                           33,200           602
                                                  --------
ELECTRICAL TECHNOLOGY -- 0.7%
   Belden                             37,600         1,339
                                                  --------
ENTERTAINMENT -- 1.4%
   Carmike Cinemas, Cl A*             13,100           375
   GC*                                32,000         1,256
   Harveys Casinos Resorts            75,200         1,137
                                                  --------
                                                     2,768
                                                  --------
FINANCIAL SERVICES -- 7.8%
   American General Hospitality       30,500           831
   Apartment Investment &
     Management Co.                   38,500         1,121
   Beacon Properties                  19,700           653
   Cali Realty                        25,500           816

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Equity Inns, REIT                 138,500      $  1,835
   Healthcare Realty Trust            46,100         1,262
   Kilroy Realty Corp*                48,700         1,297
   Liberty Property Trust             32,600           799
   McDonald & Co. Investments         11,700           424
   Morningstar Group*                 82,200         1,582
   Pacific Gulf Properties            48,100         1,046
   Prentiss Properties Trust          47,900         1,215
   RFS Hotel Investors                40,500           704
   Reckson Associates                 26,100         1,204
   Walden Residential                 29,100           702
                                                  --------
                                                    15,491
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 2.1%
   Chiquita Brands International      53,900           842
   Dimon                              37,400           860
   Riser Foods, Cl A                  41,300         1,368
   Schweitzer-Manduit International   38,700         1,171
                                                  --------
                                                     4,241
                                                  --------
GAS/NATURAL GAS -- 0.3%
   NUI                                29,800           615
                                                  --------
GLASS PRODUCTS -- 1.4%
   Hirsch International*              60,900         1,180
   Libbey                             51,400         1,606
                                                  --------
                                                     2,786
                                                  --------
HOUSEHOLD FURNITURE & FIXTURES -- 0.4%
   Furniture Brands International*    59,100           887
                                                  --------
HOUSEHOLD PRODUCTS -- 2.0%
   American Safety Razor*            138,200         2,125
   Holophane*                         52,900         1,032
   National Presto Industries         21,000           753
                                                  --------
                                                     3,910
                                                  --------
INSURANCE -- 13.5%
   Allmerica Financial*               29,800         1,047
   Amerus Life Holdings, Cl A*        39,900           888
   Capital Re                         23,900         1,019
   Capmac Holdings                    23,700           631
   E.W. Blanch Holdings               73,600         1,647
   Enhance Financial Services Group   34,500         1,363
   Everest Reinsurance Holdings       28,600           840
   Executive Risk                     38,200         1,772
   FPIC Insurance Group*              81,900         1,403
   Gryphon Holdings*                 101,600         1,448
   Harleysville Group                 36,900         1,199
   Highlands Insurance Group*         31,000           632
   Home State Holdings*               46,500           262
   Horace Mann Educators              37,000         1,633
   IPC Holdings                       35,800           873

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   MMI                                22,200     $     566
   Penncorp Financial Group           32,200         1,030
   PMI Group                          22,300         1,118
   Presidential Life                  74,000         1,092
   Reinsurance Group of America       17,600           854
   State Auto Financial               86,100         1,474
   Terra Nova
     Holdings-A*                      49,300           961
   W.R. Berkley                       26,800         1,367
   Western National                   77,650         1,815
                                                  --------
                                                    26,934
                                                  --------
LEISURE PRODUCTS -- 0.5%
   Velcro Industries                  15,700         1,054
                                                  --------
MACHINERY -- 3.1%
   Fisher Scientific International    43,300         1,911
   Moog Inc.*                         17,900           418
   UCAR International*                44,900         1,779
   UNR Industries                    171,500         1,286
   Watts Industries, Cl A             35,600           828
                                                  --------
                                                     6,222
                                                  --------
MARINE TRANSPORTATION -- 1.4%
   Knightsbridge Tankers Limited*     16,800           407
   Oak Industries*                    66,500         1,313
   Royal Caribbean Cruises            36,500         1,113
                                                  --------
                                                     2,833
                                                  --------
MEASURING DEVICES -- 0.6%
   Fluke                              25,300         1,123
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 3.4%
   Haemonetics Corp.*                 67,600         1,200
   Lincare Holdings Incorporated*     20,000           825
   Maxicare Health Plans*             51,800         1,301
   OEC Medical Systems*               62,200         1,019
   Sun Healthcare Group*              91,600         1,317
   Trigon Healthcare*                 59,000         1,040
                                                  --------
                                                     6,702
                                                  --------
MINING -- 0.6%
   Wolverine Tube*                    43,100         1,121
                                                  --------
MISCELLANEOUS CONSUMER SERVICES -- 0.3%
   Steiner Leisure Limited*           27,800           674
                                                  --------
MISCELLANEOUS MANUFACTURING -- 1.1%
   ACX Technologies*                  47,000           905
   Paragon Trade Brands*              42,900           719
   Superior Telecom Inc.*             27,100           562
                                                  --------
                                                     2,186
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
OFFICE FURNITURE & FIXTURES -- 0.8%
   Day Runner Inc.*                   10,400      $    264
   Kimball International              34,100         1,296
                                                  --------
                                                     1,560
                                                  --------
PAPER & PAPER PRODUCTS -- 2.2%
   American Pad & Paper*              35,200           528
   Buckeye Cellulose*                 61,300         1,824
   Pope & Talbot                      55,300           760
   Shorewood Packaging*               71,200         1,326
                                                  --------
                                                     4,438
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 1.8%
   Belco Oil & Gas*                   42,600           772
   Berry Petroleum                    39,000           556
   Cliffs Drilling*                   29,600         1,758
   Pride Petroleum Service*           25,806           535
                                                  --------
                                                     3,621
                                                  --------
PRINTING & PUBLISHING -- 2.7%
   Bowne                              38,100         1,033
   Medusa                             45,400         1,703
   New England Business Service       70,900         1,826
   Scientific Games Holdings*         35,700           759
                                                  --------
                                                     5,321
                                                  --------
PROFESSIONAL SERVICES -- 5.5%
   Carson Pirie*                      65,600         2,025
   Little Switzerland*               152,400           686
   Longs Drug Stores                  56,700         1,332
   Shopko Stores                     131,000         1,965
   Waban*                             95,500         2,662
   Zale*                             124,500         2,288
                                                  --------
                                                    10,958
                                                  --------
RAILROADS -- 0.8%
   Canadian National Railway          46,900         1,659
                                                  --------
RETAIL -- 3.5%
   BMC West*                         116,900         1,344
   Burlington Coat Factory
     Warehouse*                       87,800         1,580
   Duck-Wall Alco Stores*             39,600           559
   Finlay Enterprises*                 6,400           101
   Guess*                             68,000           731
   Ingles Markets, Cl A               56,700           829
   Ruddick                           122,700         1,902
                                                  --------
                                                     7,046
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.8%
   AVX                                76,500         1,597
   Burr-Brown*                        57,200         1,866

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                           AMOUNT     VALUE (000)
--------------------------------------------------------------------------------
   Photronics Labs*                   37,700      $  1,107
   Tower Semiconductor*               48,200           452
   VLSI Technology*                   30,700           531
                                                  --------
                                                     5,553
                                                  --------
SPECIALTY CONSTRUCTION -- 0.4%
   DR Horton*                         73,596           791
                                                  --------
SPECIALTY MACHINERY -- 0.7%
   Fedders                           135,500           728
   Schnitzer Steel Industries, Cl A   28,300           722
                                                  --------
                                                     1,450
                                                  --------
STEEL & STEEL WORKS -- 0.4%
   Oregon Metallurgical*              46,700           841
                                                  --------
TECHNOLOGY, GENERAL -- 1.5%
   Marshall Industries*               32,700         1,030
   TBC*                              204,900         1,921
                                                  --------
                                                     2,951
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.4%
   Comsat                             31,800           775
                                                  --------
WHOLESALE -- 3.3%
   CHS Electronics*                   77,500         1,579
   Egghead*                           68,000           306
   Marquette Medical Systems, Cl A*   59,800         1,203
   Medical Resources*                 89,100           969
   Pioneer Standard Electronics      150,200         1,915
   Universal Forest Products          57,000           698
                                                  --------
                                                     6,670
                                                  --------
Total Common Stocks
   (Cost $167,831)                                 186,765
                                                  --------

U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills
      5.249%, 04/17/97 (A)            $   50            50
      0.000%, 09/18/97 (A)               500           487
                                                  --------
Total U.S. Treasury Obligations
   (Cost $539)                                         537
                                                  --------

REPURCHASE AGREEMENT -- 5.7%
   Merrill Lynch
     6.540%, dated 03/31/97,
     matures 04/01/97, repurchase
     price $11,389,000 (collateralized
     by various FHLMC obligations,
     par value $11,880,000, 6.76%,
     03/19/03, total market
     value: $11,617,000)              11,387        11,387
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $11,387)                                 $ 11,387
                                                  --------
Total Investments -- 99.7%
   (Cost $179,757)                                 198,689
                                                  --------
Other Assets and Liabilities, Net -- 0.3%              663
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   14,554,437 outstanding shares
   of beneficial interest                          168,553
 Undistributed net investment income                   344
Accumulated net realized gain
   on investments                                   11,915
Net unrealized depreciation on futures contracts      (392)
Net unrealized appreciation on investments          18,932
                                                  --------
Total Net Assets -- 100.0%                        $199,352
                                                  ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $13.70
                                                  ========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
REIT--REAL ESTATE INVESTMENT TRUST

SMALL CAP GROWTH PORTFOLIO

COMMON STOCKS -- 92.7%
AEROSPACE DEFENSE -- 0.4%
   Deltek Systems*                    31,200      $    277
   Micron*                            28,100           390
   Tredegar Industries                 1,200            48
   Vistana*                           42,400           477
                                                  --------
                                                     1,192
                                                  --------
AIR TRANSPORTATION -- 0.3%
   Mesaba Holdings*                    7,600            88
   Offshore Logistics*                60,000           960
                                                  --------
                                                     1,048
                                                  --------
AIRCRAFT -- 0.2%
   BE Aerospace*                      20,000           490
   Rohr*                              12,000           207
                                                  --------
                                                       697
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.8%
   Ashworth*                          19,600      $    157
   Culp Incoporated                    2,750            47
   Interface                          21,000           526
   Nautica Enterprises*              110,950         2,788
   Quaker Fabric*                     18,000           234
   Quiksilver*                        41,600           988
   St. John Knits                     12,000           519
   Tommy Hilfiger*                    16,600           867
                                                  --------
                                                     6,126
                                                  --------
AUTOMOTIVE -- 0.2%
   Gentex*                            33,000           652
                                                  --------
BANKS -- 2.1%
   Affiliated Community Bancorp       20,000           475
   Astoria Financial                  10,000           360
   Bay View Capital                   27,300         1,392
   Coast Savings Financial*           12,000           475
   Commercial Federal                  7,500           253
   Cullen/Frost Bankers                7,000           249
   Downey Financial                   15,000           304
   First Savings Bank of Washington   30,600           578
   Firstfed Financial*                42,100           989
   Hubco                               7,000           159
   New York Bancorp                    1,950            57
   North Fork Bancorporation          10,000           361
   Peoples Heritage Financial Group   13,000           400
   Trans Financial                    43,500           979
   Westamerica Bancorporation          2,000           127
                                                  --------
                                                     7,158
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.5%
   Cox Radio, Cl A*                   21,400           444
   Emmis Broadcasting*                15,000           580
   Pegasus Communications*            18,100           199
   Universal Outdoor Holdings*        21,400           621
                                                  --------
                                                     1,844
                                                  --------
BUILDING & CONSTRUCTION -- 0.2%
   Jacobs Engineering Group*          15,000           367
   Lennar                             20,000           490
                                                  --------
                                                       857
                                                  --------
BUILDING & CONSTRUCTION SUPPLIES -- 0.5%
   Miller Industries*                137,650         1,652
                                                  --------
CHEMICALS -- 0.3%
   Scotts*                            46,800         1,076
                                                  --------
COMMUNICATIONS EQUIPMENT -- 2.8%
   Act Manufacturing*                 18,200           378
   Black Box*                         38,600         1,037

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Checkpoint Systems*                39,500      $    676
   Comverse Technology*               15,000           592
   Digital Microwave*                 57,000         1,097
   Dionex*                             4,000           182
   DSP Communications*                45,400           437
   Dynatech*                          17,500           525
   Harman International               27,100           908
   Inter-Tel*                          5,000            57
   Larscom Incorporated, Cl A*        44,500           373
   National Wireless Holdings*        36,100           505
   Sawtek*                            42,200         1,213
   Tekelec*                           31,100           591
   Ultrak*                            66,700         1,201
                                                  --------
                                                     9,772
                                                  --------
COMPUTERS & SERVICES -- 4.1%
   Atl Products*                      33,600           290
   Caere*                             66,600           475
   Control Data Systems*              25,000           378
   Digital Lightwave*                 29,200           223
   Encad*                             56,000         1,673
   HMT Technology*                    41,500           508
   HNC Software*                      36,200           946
   Hyperion Software*                 50,000           825
   Innovex                            50,600         1,240
   Lecroy*                            18,100           471
   Microchip Technology*              27,100           813
   Micron Electronics*                32,600           623
   Micros Systems*                    13,300           464
   Microtouch Systems*                52,900         1,045
   Natural Microsystems *             46,000           914
   Network Appliance*                 45,000         1,462
   Printronix*                        41,000           512
   Trident Microsystems*              57,200           772
   Verifone*                          12,000           393
                                                  --------
                                                    14,027
                                                  --------
CONSUMER PRODUCTS -- 0.5%
   Vans*                              94,200         1,107
   Wolverine World Wide               13,000           474
                                                  --------
                                                     1,581
                                                  --------
DRUGS -- 4.5%
   Amylin Pharmaceticals Inc*         15,000           182
   Anesta*                            43,100           743
   ChiRex*                            45,600           467
   Dura Pharmaceuticals*              85,000         3,039
   Fuisz Technologies*                55,450           326
   Guilford Pharmaceuticals*          80,200         1,664
   IDEC Pharmaceuticals Corp*         17,100           407
   Interneuron Pharmeceutical*        23,200           409
   Jones Medical Industries          111,275         2,671

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Liposome*                          20,500      $    418
   Medicis Pharmaceutical, Cl A*      44,400         1,321
   NBTY*                               6,200            94
   Neurocrine Biosciences Inc*        42,800           385
   Onyx Pharmaceuticals*              39,800           478
   Parexel International*             52,400         1,205
   Pathogenesis*                      54,500         1,362
   Sangstat Medical Corp*             14,400           391
                                                  --------
                                                    15,562
                                                  --------
ELECTRICAL TECHNOLOGY -- 0.8%
   Concord EFS*                       88,950         1,668
   Komag*                             21,300           647
   SBS Technologies*                  33,400           509
                                                  --------
                                                     2,824
                                                  --------
ENERGY & POWER -- 0.3%
   Micro Linear*                      83,100         1,028
                                                  --------
ENTERTAINMENT -- 1.2%
   Anchor Gaming*                     17,000           474
   Hollywood Park*                    90,200         1,161
   MGM Grand*                         13,100           475
   Regal Cinemas*                     75,850         2,048
                                                  --------
                                                     4,158
                                                  --------
ENVIRONMENTAL SERVICES -- 0.3%
   Culligan Water Technologies*       12,500           489
   Newpark Resources, Inc.*           10,700           468
                                                  --------
                                                       957
                                                  --------
FINANCIAL SERVICES -- 4.4%
   Aames Financial                   102,650         2,079
   Americredit*                       58,000         1,008
   Central Financial Acceptance*      26,000           416
   Credit Acceptance*                102,700         1,823
   DVI*                               10,200           113
   First Alliance*                    27,400           644
   Four Seasons Hotel Inc*             9,100           209
   Hamilton Bank Corp*                10,500           181
   Imperial Credit Industries*       169,300         3,407
   Metris*                            25,800           645
   National Surgery Centers*          17,800           516
   North American Mortgage            49,500         1,009
   NVR*                               39,700           600
   Redwood Trust                      25,100         1,161
   Sirrom Capital                     12,700           460
   The Money Store                    44,600           937
                                                  --------
                                                    15,208
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 0.6%
   Diedrich Coffee*                   64,000           288

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Morningstar Group*                 93,600      $  1,802
                                                  --------
                                                     2,090
                                                  --------
AS/NATURAL GAS -- 0.3%
   Unit Corporation*                 128,000         1,152
                                                  --------
GLASS PRODUCTS -- 0.3%
   Libbey                             32,300         1,009
                                                  --------
HOTELS & LODGING -- 1.0%
   Candlewood Hotels*                 61,000           538
   Doubletree*                        48,500         1,722
   Signature Resorts*                 44,600         1,048
                                                  --------
                                                     3,308
                                                  --------

HOUSEHOLD FURNITURE & FIXTURES -- 0.7%
   Bush Industries                    12,000           240
   Ethan Allen Interiors              43,100         1,875
   Furniture Brands International*    25,000           375
                                                  --------
                                                     2,490
                                                  --------
HOUSEHOLD PRODUCTS -- 0.5%
   Advanced Lighting Technologies*    61,200         1,346
   Semitool*                          44,100           485
                                                  --------
                                                     1,831
                                                  --------
INSURANCE -- 1.9%
   Amerin*                            37,500           755
   CMAC Investment                     1,200            40
   Conseco                            32,684         1,164
   Delphi Financial Group, Cl A*      25,100           835
   Executive Risk                      7,100           329
   Horace Mann Educators              11,000           485
   Phycor*                            48,500         1,322
   Total Renal Care Holdings*         36,900         1,121
   United Dental Care*                14,900           402
                                                  --------
                                                     6,453
                                                  --------
LEASING & RENTING -- 0.3%
   Rental Service*                    20,500           389
   Renters' Choice*                   37,600           540
                                                  --------
                                                       929
                                                  --------
LEISURE PRODUCTS -- 0.2%
   Cannondale*                        28,600           529
                                                  --------
LUMBER & WOOD PRODUCTS -- 0.7%
   Champion Enterprises*             163,368         2,430
                                                  --------
MACHINERY -- 3.8%
   Camco International                 8,000           352
   Donaldson                           7,000           243
   Duriron                            17,000           374

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Eagle Hardware & Garden*           50,100      $    902
   Edelbrock*                         61,900         1,184
   FSI International*                 42,500           478
   Gardner Denver Machinery*          23,800           565
   Gasonics International*            60,900           868
   Idex                               10,000           235
   JLG Industries                     60,400         1,185
   Kuhlman                            43,900         1,021
   Kulicke & Soffa Industries*        26,500           560
   Lindsay Manufacturing*                525            17
   Magnetek*                          82,600         1,332
   Manitowoc                          33,500         1,210
   Photronics Labs*                   34,800         1,022
   Thermatrix*                        46,900           258
   Varco International*               13,300           332
   Zoltek*                            37,700           957
                                                  --------
                                                    13,095
                                                  --------
MANUFACTURING -- 0.7%
   West Marine*                       77,100         2,544
                                                  --------
MARINE TRANSPORTATION -- 0.2%
   Trico Marine Services*             17,000           807
                                                  --------
MEASURING DEVICES -- 0.3%
   Benchmarq Microelectronics*         6,000            75
   Molecular Dynamics*                55,100           813
                                                  --------
                                                       888
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 7.6%
   Algos Pharmaceuticals*             68,000         1,139
   American Homepatient*              10,000           222
   Closure Medical*                   39,400           581
   Digene*                            46,300           527
   Emcare Holdings Inc*                3,000            81
   ESC Medical Systems*               29,700           750
   FemRx*                            104,100           280
   Genesis Health Ventures*           16,000           500
   HemaSure*                          53,000           212
   Hologic*                           20,700           505
   Horizon Mental Health
     Management*                      41,700           641
   II-VI, Inc.*                       54,400         1,346
   Interim Services*                  17,900           696
   Invacare                           10,000           235
   Lunar*                              7,800           267
   Medquist*                         120,300         2,647
   Mentor Corporation/Minn            37,700           815
   Molecular Biosystems*              47,800           436
   Molecular Devices*                 27,600           383
   Multicare*                         25,000           472
   NCS Healthcare, Cl A*              37,700           853
   Neoprobe*                          48,900           660
   Occusystems*                       36,300           817

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Orthodontic Centers of America*   109,300       $ 1,476
   Pediatrix Medical Group*           36,500         1,200
   Perceptron*                        15,000           394
   Pharmaceutical Product
     Development*                     57,900         1,158
   PHP Healthcare*                    55,500           819
   Prime Medical Services*           103,300         1,007
   Renal Treatment Centers*           22,000           495
   Rotech Medical*                    63,000         1,150
   Safeskin*                          68,400         1,240
   Techne*                             9,000           208
   Universal Health Services*         25,500           838
   Urohealth Systems, Cl A*           54,900           528
   Urologix*                          40,300           685
                                                  --------
                                                    26,263
                                                  --------
METALS & MINING -- 0.3%
   Amcol International                50,300           912
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 15.1%
   Abacus Direct*                     31,300           665
   Acxiom*                            33,000           474
   Advanced Technologies
     Laboratories*                    24,200           717
   Allin Communications*              44,900           629
   Arbor Software*                    37,900           947
   Aspen Technology*                 116,900         3,186
   Avant*                             27,400           743
   BDM International*                 40,000           880
   Bowne                              39,600         1,074
   BTG*                               20,000           350
   Caci International*                25,000           406
   Cambridge Technology Partners*     58,200         1,346
   Clarify*                           48,400         1,168
   Computer Data Systems               8,500           256
   Credit Management Solutions*       44,600           457
   Dataworks*                         82,100         1,190
   Decisionone Holdings*              56,500           847
   Electronics for Imaging*           46,200         1,842
   Envoy*                             44,400         1,038
   Fair, Isaac & Company              15,000           542
   Infinity Financial*                52,000           897
   Insight Enterprises*               44,000         1,089
   Intevac*                           57,400           804
   Iona Technologies Plc*             18,000           324
   JDA Software Group*                90,300         1,840
   Logicon                            14,000           495
   Manugistics*                       28,100         1,026
   McAfee Associates*                 29,575         1,309
   Medic Computer Systems*            11,000           176
   Meta Group*                        31,500           606
   National Techteam*                 75,200         1,166
   NCO Group*                         18,000           394
   Network General*                   22,800           490

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Orcad*                             69,200      $    536
   Overland Data*                     35,000           175
   Parametric Technology*             13,100           591
   Peerless Systems*                 131,700         1,531
   Pegasystems*                       30,400           612
   Planning Sciences
     International, ADR*              61,500           553
   PMT Services*                      47,500           522
   Project Software & Development*    16,500           528
   Pure Atria*                        41,700           712
   Qualix Group*                      84,100           463
   Rational Software*                 22,500           464
   Registry*                          22,600           802
   Renaissance Solutions*             11,400           288
   Scopus Technology*                 16,950           509
   Security Dynamics Technology*      16,100           394
   Siebel Systems*                    79,000         1,323
   Spectrum Holobyte*                150,000           938
   SPSS*                              11,800           294
   Summit Design*                     87,100           697
   Sunquest*                          60,700           592
   Synopsys*                          17,700           443
   Systemsoft Corp*                   63,500           635
   Technology Solutions*              34,700           959
   Unison Software*                   11,900            76
   Veritas Software*                  41,600         1,232
   Viasoft*                           23,600           767
   Videoserver*                       20,000           473
   Viewlogic Systems*                 72,900         1,016
   Visio*                             40,600         1,583
   Wackenhut Corrections*             45,700           731
   Wall Data*                         35,900           574
   Wind River Systems*                39,000           921
   Xircom*                            42,800           647
                                                  --------
                                                    51,954
                                                  --------
MISCELLANEOUS CONSUMER SERVICES -- 0.5%
   Accustaff*                         25,139           421
   Corestaff*                         21,100           417
   G&K Services, Inc.                 12,000           360
   Robert Half International*          7,000           244
   Romac International*               13,400           237
                                                  --------
                                                     1,679
                                                  --------
MISCELLANEOUS MANUFACTURING -- 0.1%
   Auspex Systems*                    14,900           172
   Cable Design Technologies*          6,500           145
                                                  --------
                                                       317
                                                  --------
OFFICE FURNITURE & FIXTURES -- 0.4%
   Kimball International              32,300         1,227
                                                  --------
PAPER & PAPER PRODUCTS -- 0.1%
   Republic Group                     33,110           505
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 5.6%
   Belden & Blake*                    49,700      $  1,286
   Cabot Oil & Gas, Cl A              24,000           420
   Cliffs Drilling*                   31,900         1,894
   Comstock Resources*                25,000           216
   Cross Timbers Oil                  67,950         1,062
   Edge Petroleum*                    34,200           547
   Energy Ventures*                    4,700           290
   Ensco International*                9,200           453
   Marine Drilling*                  151,300         2,686
   Noble Drilling*                    32,500           561
   Nuevo Energy*                      11,000           422
   Oceaneering International*         95,400         1,491
   Patterson Energy*                  52,700         1,456
   Pool Energy Services*              74,900         1,105
   Pride Petroleum Service*           26,500           550
   Seacor Holdings*                    7,500           402
   Seitel*                            36,700         1,298
   Stone Energy*                      51,000         1,224
   Swift Energy*                      33,100           782
   Titan Exploration*                 82,400           700
   Veritas DGC*                       20,000           395
                                                  --------
                                                    19,240
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.0%
   Seattle Filmworks*                  4,500            50
                                                  --------
PRINTING & PUBLISHING -- 0.8%
   Desktop Data*                      22,600           288
   Lone Star Industries               28,200         1,093
   Southdown                          37,500         1,284
                                                  --------
                                                     2,665
                                                  --------
PROFESSIONAL SERVICES -- 2.1%
   Cornell Corrections Inc*           20,700           210
   Devry*                             25,000           550
   Ecsoft Group Plc*                  59,400           497
   Educational Management*            26,000           592
   Equity International*             105,050         2,206
   F.Y.I., Inc.                       20,100           415
   Intelliquest Information Group*    24,200           339
   Nichols Research*                  20,000           330
   Sylvan Learning Systems*           73,800         1,827
   Tetra Tech*                         8,000           117
                                                  --------
                                                     7,083
                                                  --------
RAILROADS -- 0.6%
   Genessee and Wyoming*              36,300         1,153
   Railtex*                           41,400           688
   Rural/Metro Corporation*           12,500           381
                                                  --------
                                                     2,222
                                                  --------
REPAIR SERVICES -- 0.1%
   Rollins Truck Leasing              16,000           212
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 8.4%
   American Medserve*                 25,700      $    302
   Arbor Drugs                        20,000           350
   CDW Computer Centers*              23,150         1,043
   CKE Restaurants                    81,300         1,799
   Coldwater Creek*                   25,800           358
   Dollar Tree Stores*                39,650         1,467
   Dress Barn*                        70,900         1,196
   Filene's Basement*                128,900           870
   Fine Host*                         18,400           432
   Foodmaker*                         42,800           433
   Gadzooks*                          30,600           964
   Hollywood Entertainment*           33,000           804
   Kenneth Cole Productions*          42,000           882
   Landry's Seafood Restaurants*      67,200         1,067
   Loehmann's Holdings*               23,000           403
   Men's Wearhouse*                   39,000         1,073
   Micro Warehouse*                   82,100         1,078
   Mueller Industries*                 1,100            43
   Omnicare                           80,300         1,887
   Papa John's International*         55,800         1,472
   Petco Animal Supplies*             50,600         1,189
   Proffitts*                         18,500           698
   Quality Food Centers*              14,200           596
   Rainforest Cafe*                   16,400           324
   Rexall Sundown*                   125,450         3,215
   Ross Stores                       117,800         2,989
   Stage Stores*                      45,200           994
   Williams Sonoma*                   19,200           552
   Zale*                              20,500           377
                                                  --------
                                                    28,857
                                                  --------
RUBBER & PLASTIC -- 2.3%
   Carlisle                           10,000           293
   Computer Products*                 30,000           439
   Elantec Semiconductor*            118,200           369
   Just for Feet*                     42,900           740
   MRV Communications*                18,200           405
   Oak Technology*                   147,900         1,497
   Remec*                             50,500         1,086
   S3*                                33,000           429
   Sanmina*                           43,700         1,956
   Vitesse Semiconductor*             21,900           605
                                                  --------
                                                     7,819
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.9%
   Applied Magnetics*                 11,800           333
   Cymer*                             13,200           474
   Cypress Semiconductor*             53,500           669
   Flextronics International*         15,300           304
   Hutchinson Technology*             23,000           656
   Integrated Device Technology*      58,200           582
   Methode Electronics                20,000           280

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Read-Rite*                         26,900      $    679
   Triquint Semiconductor*            34,800           831
   Unitrode*                          29,500           959
   VLSI Technology*                   36,200           627
                                                  --------
                                                     6,394
                                                  --------
SPECIALTY CONSTRUCTION -- 0.6%
   Apogee Enterprises                 83,000         1,639
   Oakwood Homes                      25,000           441
                                                  --------
                                                     2,080
                                                  --------
STEEL & STEEL WORKS -- 0.6%
   Maverick Tube*                     82,000         1,456
   Oregon Metallurgical*               7,200           130
   Precision Castparts                10,000           510
                                                  --------
                                                     2,096
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 3.0%
   ACC*                               19,350           431
   Boston Technology*                 51,300           968
   Brightpoint*                       59,137           961
   Midcom Communications*             52,400           419
   Orion Network Systems*             65,100           561
   P-Com*                             22,800           593
   Pacific Gateway Exchange*          22,700           568
   Pairgain Technologies*             76,800         2,275
   Periophonics*                      30,000           443
   Telco Communications Group*        78,600         1,562
   Teletech Holdings*                 20,600           407
   United Video Satellite Group,
     Ser A*                           59,300           993
                                                  --------
                                                    10,181
                                                  --------
TESTING LABORATORIES -- 0.8%
   Atrix Labs*                         5,200            57
   Curative Technologies*             36,600           842
   International Telecommunications
     Data Systems*                    25,100           427
   Martek Biosciences*                40,700           712
   Quintiles Transnational*           16,600           894
                                                  --------
                                                     2,932
                                                  --------
TRUCKING -- 0.9%
   Air Express International           8,000           254
   Expeditors International of
     Washington                       52,600         1,262
   Gilead Sciences*                   15,600           357
   Swift Transportation*              14,000           357
   US Freightways                     20,000           518
   Werner Enterprises                 10,000           188
                                                  --------
                                                     2,936
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 4.0%
   AAR Corp.                          10,000      $    300
   Amerisource Health*                 7,000           306
   Barnett*                           24,400           500
   Bell Microproducts*                80,800           990
   Cellstar*                          38,300           814
   Central Garden and Pet*            40,000           725
   Ha Lo Industries*                  43,475           663
   Harmonic Lightwaves*               31,500           433
   Henry Schein*                      42,900         1,244
   Hughes Supply                      13,900           453
   Inso*                              27,100         1,018
   Iron Mountain*                     30,300           750
   JP Food Service*                   17,500           483
   North Face*                        73,200         1,217
   Physician Sales & Services*        29,900           377
   Playboy Enterprises*               72,500         1,115
   Richfood Holdings                  30,000           563
   Serologicals*                      43,150           647
   Technical Chemical & Products*     26,900           222
   US Office Products*                22,100           547
   Winstar Communications*            27,200           316
                                                  --------
                                                    13,683
                                                  --------
Total Common Stocks
   (Cost $326,333)                                 318,281
                                                  --------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills
      0.000%, 09/18/97 (A)          $    700           682
                                                  --------
Total U.S. Treasury Obligation
   (Cost $683)                                         682
                                                  --------

REPURCHASE AGREEMENT -- 7.5%
   J.P. Morgan
     6.380%, dated 03/31/97,
     matures 04/01/97, repurchase
     price $25,791,000 (collateralized by
     various FHLMC obligations, par
     value $26,292,000, 0.000%-6.070%,
     04/18/97-11/20/98, total
     market value: $26,302,000)       25,786        25,786
                                                  --------
Total Repurchase Agreement
   (Cost $25,786)                                   25,786
                                                  --------
Total Investments -- 100.4%
   (Cost $352,802)                                 344,749
                                                  --------
Other Assets and Liabilities, Net -- (0.4%)         (1,513)
                                                  --------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   25,304,209 outstanding shares of
   beneficial interest                            $338,973
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   118,774 outstanding shares of
   beneficial interest                               2,000
Accumulated net investment loss                       (932)
Accumulated net realized gain
   on investments                                   12,149
Net unrealized depreciation on
   futures contracts                                  (901)
Net unrealized depreciation
   on investments                                   (8,053)
                                                  --------
Total Net Assets -- 100.0%                        $343,236
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $13.50
                                                  ========
Net Asset Value and Redemption
   Price Per Share -- Class D                       $13.30
                                                  ========
Maximum Offering Price Per
   Share -- Class D ($13.30/95%)                    $14.00
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
SER--SERIES


MID-CAP PORTFOLIO

COMMON STOCKS -- 98.3%
AEROSPACE & DEFENSE -- 2.5%
   Litton Industries*                  4,300      $    173
   SCI Systems*                        9,900           501
                                                  --------
                                                       674
                                                  --------
AGRICULTURE -- 0.6%
   Dole Food                           4,400           166
                                                  --------
AIR TRANSPORTATION -- 1.8%
   Delta Air Lines                     5,900           496
                                                  --------
AIRCRAFT -- 1.9%
   Northrop                            6,600           499
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.0%
   Fruit of the Loom, Cl A*            6,800      $    282
                                                  --------
AUTOMOTIVE -- 0.4%
   JLG Industries                      5,900           116
                                                  --------
BANKS -- 6.7%
   Bankers Trust New York              1,400           115
   Comerica                            6,000           338
   First Empire State                    300            96
   Republic New York                   5,900           520
   SouthTrust                          9,200           332
   TCF Financial                       9,900           392
                                                  --------
                                                     1,793
                                                  --------
BEAUTY PRODUCTS -- 0.6%
   Avon Products                       3,200           168
                                                  --------
CHEMICALS -- 4.4%
   Cabot                               2,500            60
   FMC*                                4,600           282
   Terra Industries                   24,900           349
   Union Carbide                      10,900           482
                                                  --------
                                                     1,173
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.4%
   General Instrument*                 5,000           114
                                                  --------
COMPUTERS & SERVICES -- 6.0%
   Ceridian*                           9,400           337
   Gateway 2000*                       4,100           210
   Quantum*                            3,700           143
   Seagate Technology*                 7,600           341
   Western Digital*                   10,100           572
                                                  --------
                                                     1,603
                                                  --------
CONTAINERS & PACKAGING -- 2.0%
   Owens-Illinois*                    21,900           539
                                                  --------
DRUGS -- 0.7%
   Watson Pharmaceuticals*             5,200           186
                                                  --------
ELECTRICAL SERVICES -- 6.9%
   Boston Edison                       2,800            74
   Centerior Energy                   20,600           209
   Entergy                             7,100           174
   Illinova                           11,500           263
   New York State Electric & Gas      16,300           353
   Niagara Mohawk Power*              42,300           360
   Ohio Edison                        11,000           232
   Rochester Gas & Electric           10,300           196
                                                  --------
                                                     1,861
                                                  --------
ENTERTAINMENT -- 0.6%
   King World Productions*             4,300           157
                                                  --------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.9%
   Bear Stearns                       17,115      $    449
   Countrywide Credit Industries      10,800           267
   Painewebber Group                   4,200           119
   Salomon                             9,500           474
                                                  --------
                                                     1,309
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 3.3%
   IBP                                17,200           424
   Lancaster Colony                    7,500           345
   Ralston-Ralston Purina              1,700           133
                                                  --------
                                                       902
                                                  --------
GAS/NATURAL GAS -- 3.5%
   Columbia Gas System                 7,800           451
   National Fuel & Gas                11,400           487
                                                  --------
                                                       938
                                                  --------
INSURANCE -- 7.5%
   Ambac, Inc.                         7,900           510
   Conseco                             2,900           103
   Equifax                             6,200           169
   Equitable                           7,200           196
   Old Republic International         12,200           313
   Providian                           1,800            96
   Torchmark                           2,000           111
   Wellpoint Health Networks*         12,300           511
                                                  --------
                                                     2,009
                                                  --------
LEASING & RENTING -- 1.8%
   Comdisco                           15,750           490
                                                  --------
LEISURE PRODUCTS -- 0.6%
   Callaway Golf                       5,600           160
                                                  --------
MACHINERY -- 3.8%
   Brunswick                           2,800            75
   Harnischfeger Industries           10,200           474
   Ingersoll Rand                      2,300           100
   Trinova                            11,300           379
                                                  --------
                                                     1,028
                                                  --------
MEASURING DEVICES -- 3.3%
   Beckman Instruments                10,300           433
   Tektronix                           7,300           369
   Wheelabrator Technologies           6,200            81
                                                  --------
                                                       883
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 1.2%
   Apria Healthcare Group*            12,200           221
   Tenet Healthcare*                   4,600           113
                                                  --------
                                                       334
                                                  --------
METALS & MINING -- 0.7%
   Phelps Dodge                        2,500           183
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


MID CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 3.3%
   BMC Software*                      10,400      $    480
   GTech*                              8,000           241
   Novell*                            16,800           160
                                                  --------
                                                       881
                                                  --------
MISCELLANEOUS MANUFACTURING -- 3.4%
   International Game Technology      14,400           232
   Mark IV Industries                  5,300           125
   Trinity Industries                  6,500           198
   USX-U.S. Steel Group               13,300           354
                                                  --------
                                                       909
                                                  --------
MISCELLANEOUS TRANSPORTATION -- 1.2%
   Harsco                              8,800           320
                                                  --------
PAPER & PAPER PRODUCTS -- 0.5%
   Westvaco                            5,300           133
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 4.0%
   Global Marine*                      8,700           187
   Rowan*                             18,100           410
   Tidewater                           6,200           285
   Union Texas Petroleum              10,200           187
                                                  --------
                                                     1,069
                                                  --------
PETROLEUM REFINING -- 0.8%
   Lyondell Petrochemical              9,200           211
                                                  --------
PRINTING & PUBLISHING -- 3.2%
   American Greetings, Cl A           13,700           438
   Washington Post, Cl B               1,200           413
                                                  --------
                                                       851
                                                  --------
RAILROADS -- 1.5%
   Illinois Central                   12,900           406
                                                  --------
RETAIL -- 5.5%
   Dayton-Hudson                      11,000           459
   F.W. Woolworth*                    21,300           498
   Federated Department Stores*        3,400           112
   Gap                                 2,200            74
   Lone Star Steakhouse & Saloon*     10,400           238
   Pacific Enterprises                 3,200            97
                                                  --------
                                                     1,478
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.8%
   Atmel*                              9,200           220
                                                  --------
SPECIALTY CONSTRUCTION -- 0.5%
   Oakwood Homes                       7,600           134
                                                  --------
--------------------------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 1.2%
   Century Telephone Enterprises      11,200      $    330
                                                  --------
WHOLESALE -- 5.3%
   Arrow Electronics*                  8,200           462
   Bergen Brunswig, Cl A               7,700           229
   First Brands                       16,200           397
   Safeway*                            3,200           148
   Supervalu                           6,600           196
                                                  --------
                                                     1,432
                                                  --------
Total Common Stocks
   (Cost $23,425)                                   26,437
                                                  --------

REPURCHASE AGREEMENT -- 1.2%
   J.P. Morgan
     6.450%, dated 03/31/97, matures 04/01/97,
     repurchase price $328,000 (collateralized
     by FHLMC obligation, par value
     $350,000, 7.000%, 06/02/26
     total market value: $335,000)     $ 328           328
                                                  --------
Total Repurchase Agreement
   (Cost $328)                                         328
                                                  --------
Total Investments -- 99.5%
   (Cost $23,753)                                   26,765
                                                  --------
Other Assets and Liabilities, Net -- 0.5%              145
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,807,824 outstanding shares of
   beneficial interest                              22,325
Undistributed net investment income                     47
Accumulated net realized gain
   on investments                                    1,526
Net unrealized appreciation on investments           3,012
                                                  --------
Total Net Assets -- 100.0%                        $ 26,910
                                                  ========
Net asset value, offering and redemption
price per share -- Class A                          $14.89
                                                  ========

* NON-INCOME PRODUCING SECURITY
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA--STUDENT LOAN MARKETING ASSOCIATION

CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 88.1%
AIR TRANSPORTATION -- 0.8%
   Delta Air Lines                    16,000      $  1,346
                                                  --------
AIRCRAFT -- 4.4%
   Allied Signal                      47,700         3,399
   Lockheed Martin                    24,300         2,041
   United Technologies                27,200         2,047
                                                  --------
                                                     7,487
                                                  --------
AUTOMOTIVE -- 0.5%
   Ford Motor                         28,500           894
                                                  --------
BANKS -- 5.3%
   Bank of New York                   11,200           412
   BankAmerica                        15,200         1,531
   Chase Manhattan                    35,200         3,296
   First Chicago                      21,000         1,137
   First Union                         3,200           260
   Great Western Financial             4,000           161
   Mellon Bank                        29,100         2,117
   U.S. Bancorp                        1,400            75
                                                  --------
                                                     8,989
                                                  --------
BEAUTY PRODUCTS -- 1.7%
   Avon Products                      31,900         1,675
   Colgate Palmolive                   5,300           528
   Procter & Gamble                    5,800           667
                                                  --------
                                                     2,870
                                                  --------
BUILDING & CONSTRUCTION -- 0.4%
   Fluor                              11,700           614
                                                  --------
CHEMICALS -- 2.1%
   Hercules                           27,200         1,149
   Monsanto                           34,400         1,316
   Praxair                            13,600           610
   W.R. Grace                          9,200           436
                                                  --------
                                                     3,511
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.8%
   Scientific-Atlanta                 88,100         1,344
                                                  --------
COMPUTERS & SERVICES -- 3.5%
   Ceridian*                          19,500           700
   Cisco Systems*                     44,600         2,146
   Hewlett Packard                    19,300         1,028
   IBM                                11,400         1,566
   US Robotics*                        7,800           432
                                                  --------
                                                     5,872
                                                  --------
DRUGS -- 6.3%
   Alza*                               2,400            66
   American Home Products             58,200         3,492
   Amgen*                              8,200           458
   Bristol-Myers Squibb               22,600         1,333

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Eli Lilly                          13,900      $  1,143
   Medpartners*                       16,900           359
   Merck                              22,300         1,879
   Pfizer                             14,600         1,228
   Schering Plough                    10,300           749
                                                  --------
                                                    10,707
                                                  --------
ELECTRICAL SERVICES -- 0.7%
   Central & South West               57,200         1,223
                                                  --------
ENTERTAINMENT -- 0.3%
   Walt Disney                         6,500           474
                                                  --------
ENVIRONMENTAL SERVICES -- 0.4%
   USA Waste Services*                17,300           614
                                                  --------
FINANCIAL SERVICES -- 2.6%
   Dean Witter Discover               13,200           460
   FHLMC                              28,200           768
   First USA                          30,100         1,275
   FNMA                               29,700         1,073
   Textron                             8,400           882
                                                  --------
                                                     4,458
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Coca-Cola                           3,400           190
   CPC International                  14,800         1,214
   Ralston-Ralston Purina Group        4,500           352
   RJR Nabisco                        10,900           352
   Sara Lee                           30,200         1,223
                                                  --------
                                                     3,331
                                                  --------
GAS/NATURAL GAS -- 0.4%
   Consolidated Natural Gas            6,700           338
   Enron                               9,000           342
                                                  --------
                                                       680
                                                  --------
HOTELS & LODGING -- 1.2%
   ITT*                               16,200           954
   Marriott International             21,000         1,045
                                                  --------
                                                     1,999
                                                  --------
HOUSEHOLD PRODUCTS -- 3.0%
   General Electric                   51,200         5,082
                                                  --------
INSURANCE -- 4.8%
   American International Group        9,700         1,139
   GCR Holdings                       20,300           464
   General Re                          6,600         1,043
   ITT Hartford Group                 34,900         2,517
   MGIC Investment                     1,400            99
   PMI Group                          17,900           897
   Travelers                          41,231         1,974
   Washington National                 3,200            89
                                                  --------
                                                     8,222
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
LEISURE PRODUCTS -- 0.8%
   Mattel                             59,750      $  1,434
                                                  --------
MACHINERY -- 5.4%
   Deere                              42,400         1,844
   Dresser Industries                 31,300           947
   Emerson Electric                   41,600         1,872
   General Signal                     43,300         1,694
   Tyco Labs                          49,900         2,744
                                                  --------
                                                     9,101
                                                  --------
MARINE TRANSPORTATION -- 1.1%
   Carnival, Cl A                     50,400         1,865
                                                  --------
MEASURING DEVICES -- 0.3%
   Wheelabrator Technologies          45,000           591
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 4.8%
   Baxter International               31,400         1,354
   Columbia/HCA Healthcare            79,780         2,683
   Healthsouth Rehabilitation*        77,800         1,488
   Medtronic                           5,000           311
   Target Therapeutics*                8,900           585
   Tenet Healthcare*                  23,800           586
   Vencor*                            28,500         1,079
                                                  --------
                                                     8,086
                                                  --------
METALS & MINING -- 1.0%
   Morton International               21,400           904
   Potash of Saskatchewan             10,000           760
                                                  --------
                                                     1,664
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 4.3%
   Cadence Design Systems*             2,300            79
   CUC International*                 26,100           587
   Electronic Data Systems             6,100           246
   First Data                         55,300         1,873
   Informix*                          30,500           461
   Microsoft*                         33,700         3,090
   Oracle Systems*                    23,350           900
                                                  --------
                                                     7,236
                                                  --------
OFFICE FURNITURE & FIXTURES -- 0.9%
   Lear*                              46,800         1,562
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 1.6%
   Kerr-McGee                         10,500           650
   Schlumberger                        4,400           472
   Union Pacific Resources            59,194         1,583
                                                  --------
                                                     2,705
                                                  --------
PETROLEUM REFINING -- 1.6%
   Mobil                              13,900         1,816
   Royal Dutch Petroleum               4,800           840
                                                  --------
                                                     2,656
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 2.1%
   Eastman Kodak                      23,800      $  1,806
   Xerox                              30,600         1,740
                                                  --------
                                                     3,546
                                                  --------
PRINTING & PUBLISHING -- 2.1%
   Gannett                             8,000           687
   Knight-Ridder                      20,100           801
   Viacom, Cl B*                      60,600         2,007
                                                  --------
                                                     3,495
                                                  --------
PROFESSIONAL SERVICES -- 0.8%
   Halliburton                        19,900         1,348
                                                  --------
RAILROADS -- 1.6%
   Burlington Northern Santa Fe       19,200         1,421
   Union Pacific                      22,900         1,300
                                                  --------
                                                     2,721
                                                  --------
RETAIL -- 7.7%
   American Stores                    40,100         1,784
   Borders Group*                     10,400           196
   Costco*                            10,300           285
   CVS                                50,000         2,306
   Federated Department Stores*       50,500         1,660
   Home Depot                         43,600         2,333
   Intimate Brands                    15,300           289
   McDonald's                         21,400         1,011
   Office Depot*                      73,100         1,489
   PepsiCo                            47,600         1,553
   Wal-Mart Stores                     4,900           137
   Wendy's International               3,700            76
                                                  --------
                                                    13,119
                                                  --------
RUBBER & PLASTIC -- 0.2%
   Tupperware                         10,000           335
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.4%
   Intel                              17,200         2,393
                                                  --------
SPECIALTY CONSTRUCTION -- 0.7%
   L.M. Ericsson Telephone, ADR*      36,100         1,221
                                                  --------
STEEL & STEEL WORKS -- 0.7%
   Aluminum Company of America        17,000         1,156
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.8%
   Bell Atlantic                       1,800           110
   Lucent Technologies                22,400         1,182
                                                  --------
                                                     1,292
                                                  --------
WASTE MANAGEMENT -- 0.3%
   Molten Metal Technology*           65,500           573
                                                  --------

--------------------------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 6.7%
   General Motors                      4,700      $    260
   Gillette                           29,300         2,128
   Johnson & Johnson                  52,400         2,771
   Motorola                           23,700         1,431
   Philip Morris                      20,600         2,351
   Sysco                              50,900         1,737
   Unilever NV, ADR                    4,000           745
                                                  --------
                                                    11,423
                                                  --------
Total Common Stocks
   (Cost $133,332)                                 149,239
                                                  --------

PREFERRED STOCKS -- 1.8%
BANKS -- 0.3%
   National Bank of Austrailia,
     Convertible to 0.3273 shares*    20,000           500
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 0.9%
   Microsoft, Convertible until
     12/15/99 @ 2.75%                 18,500         1,501
                                                  --------
PAPER & PAPER PRODUCTS -- 0.4%
   International Paper, Convertible
     to 0.9259 shares (A)*            15,000           675
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.2%
   Sprint, Convertible to 0.8673
     shares                           12,000           412
                                                  --------
Total Preferred Stocks
   (Cost $3,126)                                     3,088
                                                  --------
CONVERTIBLE BONDS -- 5.2%
   Alza, Convertible to 12.987 shares
      0.000%, 07/14/14                $2,500         1,072
   Masco, Convertible To 23.3640 shares
      5.250%, 02/15/12                 1,850         1,815
   Office Depot, Convertible
     To 19.5090 shares
      0.000%, 12/11/07                   700           472
   Potomac Electric Power,
     Convertible to 29.50 shares
      5.000%, 09/01/02                 1,800         1,661
   U.S. Filter, Convertible to
     25.3164 shares
      4.500%, 12/15/01                 2,000         1,998
   WMX Technologies, Convertible
     to 26.078 shares
      2.000%, 01/24/05                 2,000         1,793
                                                  --------
Total Convertible Bonds
   (Cost $8,836)                                     8,811
                                                  --------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills
      0.000%, 09/18/97 (A)           $   500      $    487
                                                  --------
Total U.S. Treasury Obligation
   (Cost $487)                                         487
                                                  --------

REPURCHASE AGREEMENT -- 4.4%
   J.P. Morgan
     6.450%, dated 03/31/97, matures 04/01/97,
     repurchase price $7,422,000
     (collateralized by GNMA obligation,
     par value $7,600,000, 6.000%,
     08/20/26, total
     market value:$7,577,000)          7,421         7,421
                                                  --------
Total Repurchase Agreement
   (Cost $7,421)                                     7,421
                                                  --------
Total Investments -- 99.8%
   (Cost $153,202)                                 169,046
                                                  --------
Other Assets and Liabilities, Net -- 0.2%              372
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   11,629,591 outstanding shares
   of beneficial interest                          134,219
Undistributed net investment income                    568
Accumulated net realized gain
   on investments                                   19,159
Net unrealized depreciation on futures contracts      (372)
Net unrealized appreciation on investments          15,844
                                                  --------
Total Net Assets -- 100.0%                        $169,418
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $14.57
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
AUTOMOTIVE -- 3.1%
   Chrysler                           82,100      $  2,463
   Genuine Parts                      64,400         3,003
                                                  --------
                                                     5,466
                                                  --------
BANKS -- 10.5%
   Banc One                          126,800         5,040
   BankAmerica                        14,900         1,501
   Fleet Financial Group              60,500         3,464
   JP Morgan                          33,925         3,333
   National City                      49,700         2,317
   US Bancorp                         57,200         3,060
                                                  --------
                                                    18,715
                                                  --------
BEAUTY PRODUCTS -- 0.8%
   International Flavors &
     Fragrances                       34,000         1,488
                                                  --------
CHEMICALS -- 4.7%
   Betz Laboratories                  33,200         2,096
   BF Goodrich                        75,500         2,765
   Rohm & Haas                        24,500         1,834
   Witco Chemical                     50,200         1,707
                                                  --------
                                                     8,402
                                                  --------
COMMUNICATIONS EQUIPMENT -- 1.7%
   GTE                                62,900         2,933
                                                  --------
DRUGS -- 6.1%
   American Home Products             29,900         1,794
   Bristol-Myers Squibb               88,825         5,241
   Pharmacia & Upjohn                 49,100         1,798
   Smithkline Beecham, PLC, ADR       29,300         2,051
                                                  --------
                                                    10,884
                                                  --------
ELECTRICAL SERVICES -- 4.0%
   Baltimore Gas & Electric           93,250         2,494
   Pacificorp                         75,325         1,610
   TECO Energy                        71,500         1,716
   Wisconsin Energy                   50,900         1,247
                                                  --------
                                                     7,067
                                                  --------
ENVIRONMENTAL SERVICES -- 0.8%
   Browning-Ferris Industries         50,200         1,450
                                                  --------
FINANCIAL SERVICES -- 0.7%
   Beneficial                          2,075           134
   FNMA                               31,300         1,131
                                                  --------
                                                     1,265
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 8.0%
   American Brands                    34,200         1,731
   Anheuser Busch                     86,600         3,648
   General Mills                      56,800         3,529
   HJ Heinz                           87,400         3,452
   Kellogg                            26,300         1,769
                                                  --------
                                                    14,129
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS -- 1.4%
   Consolidated Natural Gas           51,100      $  2,574
                                                  --------
HOUSEHOLD PRODUCTS -- 1.9%
   Clorox                             11,375         1,275
   General Electric                   20,800         2,064
                                                  --------
                                                     3,339
                                                  --------
INSURANCE -- 8.8%
   American General                   63,200         2,575
   Jefferson Pilot                    30,000         1,631
   Lincoln National                   36,034         1,928
   Marsh & McLennan                   42,100         4,768
   Safeco                             47,100         1,884
   St. Paul                           42,600         2,764
                                                  --------
                                                    15,550
                                                  --------
LEASING & RENTING -- 1.2%
   Pitney Bowes                       37,700         2,215
                                                  --------
LUMBER & WOOD PRODUCTS -- 0.8%
   Georgia-Pacific                    19,200         1,392
                                                  --------
MACHINERY -- 2.3%
   Dresser Industries                 50,200         1,519
   Tenneco                            64,050         2,498
                                                  --------
                                                     4,017
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 2.0%
   Baxter International               84,175         3,630
                                                  --------
MISCELLANEOUS MANUFACTURING -- 2.2%
   Minnesota Mining &
     Manufacturing                    45,700         3,862
                                                  --------
PAPER & PAPER PRODUCTS -- 3.1%
   International Paper                37,600         1,462
   Union Camp                         35,200         1,659
   Weyerhaeuser                       54,775         2,444
                                                  --------
                                                     5,565
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 3.6%
   Atlantic Richfield                 39,800         5,373
   Phillips Petroleum                 25,200         1,030
                                                  --------
                                                     6,403
                                                  --------
PETROLEUM REFINING -- 10.0%
   Amoco                              65,150         5,644
   Chevron                            47,300         3,293
   Exxon                              40,550         4,369
   Mobil                              13,900         1,816
   Texaco                             23,600         2,584
                                                  --------
                                                    17,706
                                                  --------
PRINTING & PUBLISHING -- 4.0%
   McGraw-Hill                       107,000         5,470
   R.R. Donnelley & Sons              45,425         1,584
                                                  --------
                                                     7,054
                                                  --------

--------------------------------------------------------------------------------
                                    SHARE/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
RAILROADS -- 1.1%
   Union Pacific                      35,125      $  1,993
                                                  --------
RETAIL -- 3.3%
   JC Penney                          66,975         3,190
   May Department Stores              58,725         2,672
                                                  --------
                                                     5,862
                                                  --------
RUBBER & PLASTIC -- 1.5%
   Dow Chemical                       32,900         2,632
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
   AMP                                74,475         2,560
   Thomas & Betts                     42,600         1,821
                                                  --------
                                                     4,381
                                                  --------
SPECIALTY MACHINERY -- 1.4%
   Cooper Industries                  58,400         2,533
                                                  --------
SPECIALTY SERVICES -- 1.2%
   National Service Industries        52,393         2,050
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 4.8%
   Ameritech                          34,425         2,117
   Bell Atlantic                      34,300         2,088
   BellSouth                          38,200         1,614
   NYNEX                              42,400         1,935
   US West                            21,166           720
                                                  --------
                                                     8,474
                                                  --------
Total Common Stocks
   (Cost $138,208)                                 173,031
                                                  --------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills
      0.000%, 09/18/97 (A)          $    200           195
                                                  --------
Total U.S. Treasury Obligation
   (Cost $195)                                         195
                                                  --------

REPURCHASE AGREEMENT -- 2.5%
   J.P. Morgan
     5.140%, dated 03/31/97, matures 04/01/97,
     repurchase price $43,715,000 (collateralized
     by GNMA obligation, par value $4,500,000,
     6.000%, 08/20/26, total market
     value: $4,487,000)                4,374         4,374
                                                  --------
Total Repurchase Agreement
   (Cost $4,374)                                     4,374
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 100.1%
   (Cost $142,777)                                $177,600
                                                  --------
Other Assets and Liabilities, Net -- (0.1%)           (150)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   11,930,304 outstanding shares of
   beneficial interest                             131,726
Undistributed net investment income                  1,179
Accumulated net realized gain
   on investments                                    9,870
Net unrealized depreciation on futures contracts      (148)
Net unrealized appreciation on investments          34,823
                                                  --------
Total Net Assets -- 100.0%                        $177,450
                                                  ========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                        $14.87
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


BALANCED PORTFOLIO

COMMON STOCKS -- 47.5%
AIR TRANSPORTATION -- 0.2%
   Delta Air Lines                     1,100      $     93
                                                  --------
AIRCRAFT -- 2.6%
   Allied Signal                       7,800           556
   Boeing                                700            69
   Lockheed Martin                     3,300           277
   United Technologies                 4,600           346
                                                  --------
                                                     1,248
                                                  --------
AUTOMOTIVE -- 0.2%
   Ford Motor                          2,500            78
                                                  --------
BANKS -- 2.7%
   Bank of New York                    1,800            66
   BankAmerica                         2,400           242
   Chase Manhattan                     5,800           543
   First Chicago                       1,000            54
   First Union                           500            41
   Great Western Financial               600            24

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Mellon                              4,600      $    335
   U.S. Bancorp                          200            11
                                                  --------
                                                     1,316
                                                  --------
BEAUTY PRODUCTS -- 0.9%
   Avon Products                       5,100           268
   Colgate-Palmolive                     800            80
   Procter & Gamble                      900           103
                                                  --------
                                                       451
                                                  --------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.0%
   TCI Satellite Entertainment*        1,420            11
                                                  --------
BUILDING & CONSTRUCTION -- 0.2%
   Fluor                               1,800            94
                                                  --------
CHEMICALS -- 1.2%
   Hercules                            5,100           215
   Monsanto                            5,400           207
   Praxair                             2,200            99
   W.R. Grace                          1,500            71
                                                  --------
                                                       592
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.4%
   Scientific-Atlanta                 14,300           218
                                                  --------
COMPUTERS & SERVICES -- 1.9%
   Ceridian*                           2,600            93
   Cisco Systems*                      7,300           351
   Hewlett Packard                     3,000           160
   IBM                                 1,700           234
   US Robotics*                        1,200            66
                                                  --------
                                                       904
                                                  --------
DRUGS -- 3.5%
   Alza*                                 400            11
   American Home Products              9,200           552
   Amgen*                              1,300            73
   Bristol-Myers Squibb                3,600           212
   Eli Lilly                           2,200           181
   Medpartners*                        2,700            57
   Merck                               3,500           295
   Pfizer                              2,300           193
   Schering Plough                     1,600           116
                                                  --------
                                                     1,690
                                                  --------
ELECTRICAL SERVICES -- 0.3%
   Central & South West                7,000           150
                                                  --------
ENTERTAINMENT -- 0.2%
   Walt Disney                         1,036            76
                                                  --------
ENVIRONMENTAL SERVICES -- 0.2%
   USA Waste Services*                 2,700            96
                                                  --------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.6%
   American Express                    1,300      $     78
   Dean Witter Discover                    2            73
   FHLMC                               4,500           123
   First USA                           5,100           216
   FNMA                                4,700           170
   Textron                             1,300           137
                                                  --------
                                                       797
                                                  --------

FOOD, BEVERAGE & TOBACCO -- 1.2%
   Conagra                               500            27
   CPC International                   2,300           189
   Ralston-Ralston Purina                700            55
   RJR Nabisco                         3,200           103
   Sara Lee                            4,700           190
                                                  --------
                                                       564
                                                  --------

GAS/NATURAL GAS -- 0.3%
   Consolidated Natural Gas            1,100            55
   Enron                               1,400            53
   Panenergy                             800            35
                                                  --------
                                                       143
                                                  --------

HOTELS & LODGING -- 0.4%
   ITT*                                2,600           153
   Marriott International                600            30
                                                  --------
                                                       183
                                                  --------
HOUSEHOLD PRODUCTS -- 1.6%
   General Electric                    8,000           794
                                                  --------

INSURANCE -- 2.4%
   American International Group        1,650           194
   GCR Holdings                        2,000            46
   General Re                          1,000           158
   ITT Hartford Group                  5,500           397
   MGIC Investment                       200            14
   Pacificare Health Systems, Cl B*      600            52
   Travelers                           6,520           312
   Washington National                   500            14
                                                  --------
                                                     1,187
                                                  --------

LEISURE PRODUCTS -- 0.4%
   Mattel                              8,900           214
                                                  --------

MACHINERY -- 3.1%
   Deere                               6,700           291
   Dresser Industries                  4,800           145
   Emerson Electric                    7,600           342
   General Signal                      7,000           274
   Tyco Labs                           7,900           435
                                                  --------
                                                     1,487
                                                  --------
24

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.6%
   Carnival                            7,900      $    292
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 2.5%
   Baxter International                5,900           254
   Becton, Dickinson                     300            14
   Columbia/HCA Healthcare            12,030           405
   Healthsouth Rehabilitation*        11,000           210
   Medtronic                               0            12
   Target Therapeutics*                1,000            66
   Tenet Healthcare*                   3,700            91
   Vencor*                             4,500           170
                                                  --------
                                                     1,222
                                                  --------
METALS & MINING -- 0.5%
   Morton International                3,600           152
   Potash of Saskatchewan              1,500           114
                                                  --------
                                                       266
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 2.2%
   Cadence Design Systems*               400            14
   CUC International*                  4,100            92
   Electronic Data Systems             1,000            40
   First Data                          8,100           274
   Informix*                           1,300            20
   Microsoft*                          5,400           495
   Oracle Systems*                     3,700           143
                                                  --------
                                                     1,078
                                                  --------
OFFICE FURNITURE & FIXTURES -- 0.5%
   Lear*                               7,400           247
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 0.8%
   Kerr-McGee                          1,900           118
   Schlumberger                          700            75
   Union Pacific Resources             7,326           196
                                                  --------
                                                       389
                                                  --------
PETROLEUM REFINING -- 0.9%
   British Petroleum, PLC, ADR             2            --
   Mobil                               2,100           274
   Royal Dutch Petroleum                 800           140
                                                  --------
                                                       414
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.2%
   Eastman Kodak                       3,800           288
   Xerox                               4,800           273
                                                  --------
                                                       561
                                                  --------
PRINTING & PUBLISHING -- 1.2%
   Gannett                             1,300           112
   Knight-Ridder                       3,200           128
   McGraw-Hill                           700            36
   Viacom, Cl B*                       9,565           317
                                                  --------
                                                       593
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.4%
   Halliburton                         3,100      $    210
                                                  --------
RAILROADS -- 0.7%
   Burlington Northern Santa Fe        3,000           222
   Union Pacific                       1,900           108
                                                  --------
                                                       330
                                                  --------
RETAIL -- 4.3%
   American Stores                     6,300           280
   Borders Group*                      1,600            30
   Costco*                             5,400           149
   CVS                                 6,600           304
   Federated Department Stores*        7,900           260
   Home Depot                          6,733           360
   Intimate Brands                     3,500            66
   McDonald's                          3,400           161
   Office Depot*                      10,200           208
   PepsiCo                             7,500           245
   Wal-Mart Stores                       800            22
   Wendy's International                 600            12
                                                  --------
                                                     2,097
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
   Atmel*                              1,600            38
   Intel                               2,700           376
                                                  --------
                                                       414
                                                  --------
SPECIALTY CONSTRUCTION -- 0.4%
   L.M. Ericsson Telephone, ADR*       5,700           193
                                                  --------
SPECIALTY MACHINERY -- 0.1%
   American Standard*                  1,400            63
                                                  --------
STEEL & STEEL WORKS -- 0.4%
   Aluminum Company of America         2,600           177
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.5%
   Airtouch Communications*            2,500            58
   Bell Atlantic                         300            18
   Lucent Technologies                 3,527           186
                                                  --------
                                                       262
                                                  --------
WASTE MANAGEMENT -- 0.2%
   Molten Metal Technology*           10,000            88
                                                  --------
WHOLESALE -- 3.7%
   General Motors                        700            39
   Gillette                            4,617           335
   Johnson & Johnson                   8,200           434
   Motorola                            3,684           222
   Philip Morris                       3,200           365
   Sysco                               8,600           293
   Unilever NV, ADR                      500            93
                                                  --------
                                                     1,781
                                                  --------
25

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Total Common Stocks
   (Cost $20,339)                                 $ 23,063
                                                  --------

PREFERRED STOCKS -- 2.0%
BANKS -- 0.4%
   National Bank of Austrailia,
     Convertible to 0.3273 shares*     8,000           200
                                                  --------
CONTAINERS & PACKAGING -- 0.2%
   Crown Cork & Seal, Convertible
     to 0.09912 shares                   800            39
   Westinghouse Electric, Convertible
     to 0.885 shares (A)*              3,200            51
                                                  --------
                                                        90
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 0.9%
   Microsoft, Convertible until
     12/15/99 @ 2.75%                  5,200           422
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 0.2%
   Occidental Petroleum, Convertible
     to 2.1970 shares (A)              1,700            98
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.3%
   Sprint, Convertible
     to 0.8673 shares                  4,200           144
                                                  --------
Total Preferred Stocks
   (Cost $966)                                         954
                                                  --------

U.S. TREASURY OBLIGATIONS -- 6.0%
   U.S. Treasury Notes
      8.250%, 07/15/98               $   850           871
      5.750%, 12/31/98                 1,200         1,188
      9.125%, 05/15/99                   810           852
                                                  --------
Total U.S. Treasury Obligations
   (Cost $2,932)                                     2,911
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 7.9%
   FHLMC REMIC, Series 1637, Cl E
      5.750%, 02/15/19                 1,185         1,152
   FHLMC
      6.000%, 12/01/98                    18            18
      6.000%, 12/01/98                   288           282
      8.000%, 06/01/02                   427           436
      7.000%, 10/01/02                   670           668
      8.000%, 12/01/02                   581           585
   FNMA
      8.500%, 04/01/17                   742           769
                                                  --------
   Total U.S. Government Mortgage-Backed
     Obligations (Cost $3,947)                       3,910
                                                  --------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 26.9%
   American General Finance
      8.500%, 06/15/99                $  840       $   870
   AMR
      9.500%, 07/15/98                   275           284
   Aristar
      6.750%, 05/15/99                   705           704
   AT&T Capital
      6.260%, 02/18/99                   550           545
   Bear Stearns
      7.000%, 03/01/07                   800           765
   Capital One
      6.660%, 08/17/98                   220           220
   Fleet Mortgage Group
      6.500%, 06/15/00                 1,085         1,066
   Ford Motor Credit
      7.000%, 09/25/01                 1,000           994
   General Motors Acceptance
      7.125%, 05/15/03                 1,200         1,188
   Household Finance
      6.150%, 04/28/00                   345           337
   International Lease Finance
      6.830%, 01/14/00                   345           344
   Merrill Lynch
      8.250%, 11/15/99                   705           729
   Philip Morris
      6.800%, 12/01/03                 1,110         1,068
   Salomon Brothers
      6.750%, 02/15/03                 1,215         1,166
   Sears Roebuck
      9.250%, 08/01/97                   400           404
      7.120%, 06/26/01                   545           542
   Tribune
      5.950%, 02/17/04                 1,215         1,125
   US West Capital Funding
      7.300%, 01/15/07                   715           699
                                                  --------
Total Corporate Obligations
   (Cost $13,266)                                   13,050
                                                  --------

CONVERTIBLE BONDS -- 1.1%
   Alza, Convertible to 26.1840 shares
      5.000%, 05/01/06                   300           294
   Staples, Convertible to 30.303
     shares, Cl A
      4.500%, 10/01/00                   200           220
                                                  --------
Total Convertible Bonds
   (Cost $504)                                         514
                                                  --------

CERTIFICATES OF DEPOSIT -- 2.3%
   Capital One Bank Notes
      6.540%, 06/09/00                 1,140         1,114
                                                  --------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Total Certificates of Deposit
   (Cost $1,126)                                   $ 1,114
                                                   -------

REPURCHASE AGREEMENT -- 6.5%
   J.P. Morgan
     6.450%, dated 03/31/97, matures 04/01/97,
     repurchase price $3,141,000 (collateralized
     by GNMA obligation, par value $3,082,000,
     7.000%, 04/15/26, total
     market value:$2,918,000)         $3,141         3,141
                                                   -------
Total Repurchase Agreement
   (Cost $3,141)                                     3,141
                                                   -------
Total Investments -- 100.2%
   (Cost $46,221)                                   48,657
                                                   -------
Other Assets and Liabilities, Net -- (0.2%)           (112)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   3,955,671 outstanding shares of
   beneficial interest                              43,235
Undistributed net investment income                    388
Accumulated net realized gain
   on investments                                    2,486
Net unrealized appreciation on investments           2,436
                                                   -------
Total Net Assets -- 100.0%                         $48,545
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $12.27
                                                   =======
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

CORE FIXED INCOME POTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 29.1%
   U.S. Treasury Bill (C)
 Zero Coupon, 08/21/97              $  1,800     $   1,762
   U.S. Treasury Bonds
     10.750%, 02/15/03                 7,000         8,311
      9.250%, 02/15/16                53,415        64,641
      6.000%, 02/15/26                36,860        31,565
      6.750%, 08/15/26                28,280        26,812
      6.500%, 11/15/26                33,030        30,415
      6.625%, 02/15/27                 1,000           942

   U.S. Treasury Notes
      5.875%, 11/15/99                   960           944
      6.875%, 03/31/00                15,100        15,203
      6.625%, 07/31/01                16,620        16,543
      6.500%, 08/31/01                 1,870         1,852
      6.625%, 03/31/02                20,000        19,875
      3.375%, 01/15/07                18,714        18,393
   U.S. Treasury STRIPS
 Zero Coupon, 08/15/20                 2,800           514
                                                  --------
Total U.S. Treasury Obligations
   (Cost $246,097)                                 237,772
                                                  --------
CORPORATE OBLIGATIONS -- 19.2%
   Associates Corporation of North
     America
      9.125%, 04/01/00                 1,375         1,454
   BA Capital Trust A (B)
      7.900%, 01/15/27                 4,630         4,335
   Banco Nacional de Mexico
     Series 1996 (B)
      6.250%, 12/01/03                 3,500         3,368
   BankAmerica
      9.200%, 05/15/03                   850           930
   Barclays North America Capital
      9.750%, 05/15/21                 1,375         1,543
   Bear Stearns
      6.500%, 06/15/00                 2,550         2,499
      6.750%, 08/15/00                 2,000         1,980
   Becton Dickinson
      9.250%, 06/01/16                   466           486
   Boston Edison
      9.875%, 06/01/20                 2,000         2,163
   Chrysler Financial
     13.250%, 10/15/99                   850           975
   Commonwealth Edison
      9.875%, 06/15/20                   850           927
   Connecticut Light & Power
      7.875%, 06/01/01                 3,800         3,805
   Continental Cablevision
      8.875%, 09/15/05                 1,050         1,125
      9.500%, 08/01/13                 2,950         3,286
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,687

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


CORE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Dayton Hudson
     10.000%, 01/01/11              $  1,000     $   1,166
      8.600%, 01/15/12                   941           992
   Deseret Generator &
     Transportation Coop
      9.375%, 01/02/11                   974         1,008
   Dresdner Bank
      7.250%, 09/15/15                 1,700         1,624
   Equitable Companies
      9.000%, 12/15/04                 4,000         4,335
   Federal Express
      9.650%, 06/15/12                   950         1,076
      9.625%, 10/15/19                   850           910
   Federal Paperboard
      8.875%, 07/01/12                 1,700         1,866
   First National Bank of Omaha
      7.320%, 12/01/10                   750           702
   Ford Capital
     10.125%, 11/15/00                 1,275         1,398
   Ford Motor Credit
      8.375%, 01/15/00                 1,850         1,917
      6.850%, 08/15/00                 3,425         3,408
      9.500%, 09/15/11                 1,000         1,148
   General Motors Acceptance
      8.000%, 10/01/99                 1,850         1,899
      9.375%, 04/01/00                 1,250         1,328
      9.625%, 05/15/00                 1,060         1,136
      0.000%, 06/15/15                10,000         2,475
   General Motors Capital
      9.625%, 12/01/00                 1,450         1,568
   Georgia Pacific
      9.500%, 12/01/11                 1,500         1,699
      9.750%, 01/15/18                 2,250         2,351
      9.875%, 11/01/21                 1,900         2,111
   Goldman Sachs
      6.250%, 02/01/03                 4,700         4,442
   GTE
     10.250%, 11/01/20                 1,700         1,906
   Hydro Quebec
      8.050%, 07/07/24                 2,550         2,690
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                 1,300         1,726
   Hydro Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,240
   J.C. Penney
      9.750%, 06/15/21                 2,350         2,564
   J.P. Morgan Capital
      7.950%, 02/01/27                   700           680
   K N Energy
      9.625%, 08/01/21                 1,900         2,104
   Lehman Brothers
      9.875%, 10/15/00                 1,875         2,025
      6.125%, 02/01/01                 1,325         1,270

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers, MTN
      9.375%, 01/15/99              $  3,600     $   3,753
   Loew's
      7.625%, 06/01/23                 2,550         2,365
   Long Island Lighting
      9.625%, 07/01/24                 2,110         2,181
   May Department Stores
      9.875%, 06/15/21                   900         1,010
   Midland Bank, PLC
      6.950%, 03/15/11                 3,700         3,478
   Mobile Energy Services
      8.665%, 01/01/17                   770           776
   NCNB Bank
     10.200%, 07/15/15                 3,040         3,716
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,575         1,752
   Oneok
      9.750%, 12/01/20                 1,150         1,278
   Paine Webber Group, MTN
      6.930%, 08/15/03                 1,200         1,161
   Province of NewFoundland
     10.000%, 12/01/20                   850         1,037
   Public Services Electric & Gas
      7.625%, 02/01/00                 1,170         1,188
   PVNGS II Funding
      8.000%, 12/30/15                 4,500         4,483
   RJR Nabisco
      8.750%, 08/15/05                 1,550         1,538
      8.750%, 07/15/07                 2,535         2,494
   Rohm & Haas
      9.500%, 04/01/21                 2,300         2,510
   Salomon Brothers
      7.750%, 05/15/00                 1,275         1,294
      6.750%, 02/15/03                 2,100         2,016
   SBA, Ser 1996-I
      7.700%, 09/01/16                 1,900         1,908
   SBA, Ser 1996-J
      7.200%, 10/01/16                   900           886
   Southern California Edison
      8.875%, 05/01/23                   645           670
   Sumitomo Bank
     International Finance
      9.550%, 07/15/00                 2,000         2,144
   Swiss Bank
      7.000%, 10/15/15                 1,700         1,577
   System Energy Resources
      7.430%, 01/15/11                 2,338         2,180
   TCI Communications
      8.750%, 08/01/15                 6,495         6,357
   Tele-Communications
      9.250%, 01/15/23                   850           826
   Tenneco
      7.450%, 12/15/25                   500           458

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Union Camp
     10.000%, 05/01/19              $  1,700      $  1,876
   US West Capital Funding
      7.900%, 02/01/27                 3,650         3,563
   Westvaco
     10.125%, 06/01/19                 1,000         1,101
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         1,807
   Worldcom
      7.750%, 04/01/07                 3,200         3,160
                                                  --------
Total Corporate Obligations
   (Cost $160,826)                                 156,870
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.6%
   REFCO STRIPS
      Zero Coupon, 10/15/20              945           166
   Resolution Trust Funding STRIPS
      Zero Coupon, 10/15/19           16,000         3,037
   Resolution Trust Funding
      8.625%, 01/15/30                 1,410         1,636
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $4,817)                                     4,839
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 23.4%
   FHLMC
      9.000%, 12/01/05                   264           275
      6.000%, 10/01/23                 5,085         4,590
      6.500%, 01/01/23-04/01/26        7,863         7,321
      8.000%, 08/01/26                 6,105         6,143
      7.000%, 02/01/09-03/01/27       18,860        18,084
      7.500%, 06/01/10-04/10/27       30,418        30,192
   FHLMC (A)
      6.085%, 10/01/15
   FHLMC REMIC, Ser 1907, Cl LP
      Zero Coupon, 06/15/20              600           338
   FHLMC REMIC, Ser 1, Cl Z
      9.300%, 04/15/19                 4,275         4,395
   FHLMC COFI ARM (A)
      6.095%, 10/01/20                 2,811         2,762
   FNMA
      9.000%, 07/01/07                   288           300
      8.500%, 09/01/13                   108           111
      7.500%, 03/01/24                 1,152         1,131
      7.000%, 05/01/23-04/01/27       44,100        42,119
   FNMA Ser 93-254, Cl C, PO
      Zero Coupon, 07/25/23              355           239
   FNMA Ser 93-216, Cl B, PO
      Zero Coupon, 08/25/23              922           819
   FNMA REMIC Ser 1996-56, Cl E, PO
      Zero Coupon, 04/25/23              261           133

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FNMA STRIP
      9.000%, 09/25/25              $  1,370      $  1,445
   FNMA, PO
      7.000%, 11/01/23                 3,405         3,255
   GNMA
      9.500%, 01/15/19                   935         1,006
      6.875%, 11/20/21                 4,976         5,076
      7.125%, 08/20/22                 6,197         6,352
      6.500%, 01/01/23-12/15/23       13,169        12,185
      7.000%, 03/15/11-11/15/23        1,205         1,189
      8.500%, 11/15/00-02/15/26        3,037         3,115
      7.500%, 09/15/06-12/15/23       15,003        14,698
      8.000%, 01/15/07-02/15/27       20,966        21,058
   GNMA TBA
      8.000%, 04/01/27                 3,200         3,209
                                                  --------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $194,473)                                 191,540
                                                  --------

ASSET-BACKED SECURITIES -- 8.9%
   AT&T Universal Card
      5.950%, 10/17/02                 4,275         4,152
   Banc One Credit Card
      6.300%, 09/15/00                 4,275         4,216
   Champion 95-2 A2 (B)
      7.340%, 10/25/26                 3,174         3,201
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
      6.610%, 09/15/02                 1,085         1,090
   Chemical Master Credit Card
      6.230%, 06/15/03                 4,425         4,318
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
      5.900%, 07/15/03                 1,390         1,372
   Citibank Credit Card Master Trust I,
     Ser 1996-1, Cl A, PO
      Zero Coupon, 02/07/03           10,839         8,287
   Discover Card
      6.550%, 08/15/00                 4,275         4,230
   First Chicago
      7.150%, 04/15/01                 4,275         4,316
   Household Private Label
     Credit Card
      7.800%, 09/20/03                 1,450         1,480
   IBM Credit Receivables Lease
     Master Trust, Ser 93-1 A
      4.550%, 11/15/00                 2,276         2,244
   Keycorp Auto Grantor Trust
     1995-A Cl A
      5.800%, 07/15/00                 1,606         1,598

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


CORE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NationsBank
      6.450%, 04/15/03               $ 8,975       $ 8,893
   Premier Auto Trust, Ser 93-2, Cl A3
      4.900%, 10/15/98                   528           523
   Premier Auto Trust, Ser 93-A3
      4.900%, 12/15/98                   561           561
   Premier Auto Trust, Ser 95-3
      5.950%, 12/06/98                 2,170         2,159
   Premier Auto Trust, Ser 93-5
      4.450%, 03/02/99                   740           732
   Premier Auto Trust, Ser 93-6, Cl A2
      4.650%, 11/02/99                 2,075         2,046
   Premier Auto Trust, Tranche
     1993-5, Cl A2
      4.220%, 03/02/99                 4,371         4,305
   Sears Credit
      7.000%, 08/15/00                 5,975         6,019
   Sears Credit Account Master
     Trust II, Ser 95-5, Cl A
      6.050%, 01/15/08                 2,135         2,023
   Sears Credit Account Master
     Trust, Ser 95-3, Cl A
      7.000%, 10/15/04                 1,000         1,003
   Sears Credit Account Master
     Trust, Ser 1995-2, Cl A
      8.100%, 06/15/04                 2,750         2,844
   SPNB Home Equity Loan
     Loan 91-2-A
      8.100%, 06/15/20                   474           474
   SPNB Home Equity Loan
      7.850%, 05/15/98                    17            17
   USAA Auto Loan Grantor Trust
      5.000%, 11/15/99                 1,155         1,146
                                                  --------
Total Asset-Backed Securities
   (Cost $74,736)                                   73,249
                                                  --------
MORTGAGE-BACKED OBLIGATIONS -- 7.5%
   Asset Securitization, Ser 1997-D4
      7.490%, 04/14/27                 7,600         7,627
   Community Program Loan Trust
      4.500%, 10/01/18                 2,175         1,806
   Fund America Investors CMO
     REMIC ARM, Ser 1993-A (A)
      8.051%, 06/25/23                 6,805         6,831
   Green Tree Financial, Ser 1996-10,
     Cl A6
      7.300%, 11/15/28                 1,350         1,259
   Green Tree Financial, Ser 1997-1,
     Cl A-6
      7.290%, 03/15/28                 1,250         1,188
   Matterhorn One Limited Trust
     Certificates (Monthly Reset =
     1 Month Libor + 45 BP) (A) (B)
      6.092%, 01/21/06                 2,707         2,712
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
      7.120%, 04/13/36                 5,100         5,009

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Olmstead Commons Project Loan
      8.400%, 03/01/37              $    962       $   955
   Orchard Park Inn
      7.840%, 03/01/28                 1,520         1,496
   RTC 92-12-A2A
      7.500%, 08/25/23                 1,653         1,655
   RTC 92-7-A2D
      8.350%, 06/25/29                   113           113
   RTC ARM 92-B3 (A)
      6.552%, 06/25/21                 1,859         1,838
   RTC ARM M-3 (A)
      7.977%, 09/25/29                 4,736         4,799
   RTC ARM M-6 (A)
      6.688%, 05/25/21                11,861        11,243
   SASCO 93-C1
      6.600%, 10/25/24                 8,000         7,813
   SASCO 96-CFL CC
      6.525%, 02/25/28                   725           700
   Security Pacific Acceptance,
     Ser 91-2, Cl B
      8.550%, 09/15/11                 1,212         1,226
   Western Financial Grantor Trust,
     Ser 95-2, Cl A1
      7.100%, 07/01/00                 2,953         2,975
                                                  --------
Total Mortgage-Backed Obligations
   (Cost $61,602)                                   61,245
                                                  --------
OPTIONS -- 0.0%
   5 Yr W/I Treasury Put Option           64           178
   US Long Bond May Call Option         (162)          (23)
                                                  --------
Total Options
   (Cost $(38))                                        155
                                                  --------
MUNICIPAL BONDS -- 2.0%
   First Chicago Funding
      5.330%, 04/04/97                15,000        14,993
   Los Angeles County, California
     Taxable Pension Obligation
     Ser D (MBIA)
      Zero Coupon, 06/30/10            3,850         1,376
                                                  --------
Total Municipal Bonds
   (Cost $16,403)                                   16,369
                                                  --------
REPURCHASE AGREEMENT -- 17.4%
   J.P. Morgan
     5.420%, dated 03/31/97,
     matures 04/01/97, repurchase
     price $36,303,000 (collateralized
     by FNMA obligation, total par
     $38,105,000, zero coupon, 06/05/97,
     GNMA obligation, total par
     $107,864,000, 6.000%, 08/20/26,
     and various FHLMC total
     par $44,324,000, 5.500%-8.500%,
     08/01/97-01/01/17,
     total market value:$183,867,000) 142,398      142,398
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $142,398)                                $142,398
                                                  --------
Total Investments -- 108.1%
   (Cost $901,314)                                 884,437
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (8.1%)
   Investment Securities Purchased                 (85,672)
   Other Assets and Liabilities, Net                20,317
                                                  --------
Total Other Assets and Liabilities                 (65,355)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   81,795,696 outstanding shares
   of beneficial interest                          833,849
Accumulated net realized gain on investments         2,197
Net unrealized depreciation on futures contracts       (87)
Net unrealized depreciation on investments         (16,877)
                                                  --------
Total Net Assets -- 100.0%                        $819,082
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.01
                                                  ========

(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF MARCH 31, 1997.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933,
    AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ARM--ADJUSTABLE RATE MORTGAGE
BP--BASIS POINTS
CL--CLASS
CMO--COLLATERALIZED MORTGAGE OBLIGATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO--INTEREST ONLY
LIBOR--LONDON INTER BANK OFFERING RATE
MTN--MEDIUM TERM NOTE
PLC--PUBLIC LIMITED COMPANY
PO--PRINCIPAL ONLY
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
REFCO--RESOLUTION TRUST FUNDING CORPORATION
RTC--RESOLUTION TRUST CORPORATION
SER--SERIES
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA--TO BE ANNOUNCED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.9%
   U.S. Treasury Bond
      7.500%, 11/15/16                $3,725      $  3,835
   U.S. Treasury Notes
      6.500%, 04/30/97                 1,485         1,486
      6.000%, 08/31/97                 4,250         4,253
      5.500%, 11/15/98                 3,000         2,960
      5.875%, 01/31/99                 2,100         2,081
      5.625%, 11/30/00                 1,450         1,400
      5.750%, 08/15/03                 2,365         2,234
      6.500%, 08/15/05                 1,600         1,556
                                                  --------
Total U.S. Treasury Obligations
   (Cost $19,992)                                   19,805
                                                  --------
REPURCHASE AGREEMENT -- 0.1%
   Lehman Brothers
     5.52%, dated 03/31/97,
     matures 04/01/97,
     repurchase price $23,000
     (collateralized by U. S. Treasury
     Bond, $10,000, 05/15/10,
     total market value: $23,000)         23            23
                                                  --------
Total Repurchase Agreement
   (Cost $23)                                           23
                                                  --------
Total Investments -- 99.0%
   (Cost $20,015)                                   19,828
                                                  --------
Other Assets and Liabilities, Net -- 1.0%              192
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,899,460 outstanding shares of
   beneficial interest                              24,186
Accumulated net realized loss on investments        (3,979)
Net unrealized depreciation on investments            (187)
                                                  --------
Total Net Assets -- 100.0%                         $20,020
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.54
                                                  ========

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 87.3%
   Adelphia Communications (A)
      9.875%, 03/01/07                 $ 250         $ 231
   Advanced Micro Devices
     11.000%, 08/01/03                   750           821
   Airplanes Pass Through Trust
     10.875%, 03/15/19                   300           330
   AK Steel
     10.750%, 04/01/04                   100           107
   Algoma Steel First Mortgage
     12.375%, 07/15/05                   750           808
   Allbritton Communications
      9.750%, 11/30/07                   750           711
   Allied Waste North America (A)
     10.250%, 12/01/06                   750           776
   Alpine Group
     12.250%, 07/15/03                   500           545
   Alvey Systems
     11.375%, 01/31/03                   400           414
   American Communication
     Services (B)
      0.000%, 11/01/05                   750           453
   American Radio Systems
      9.000%, 02/01/06                   500           496
   American Skiing
     12.000%, 07/15/06                   450           458
   AMF Group  Senior (B)
      0.000%, 03/15/06                   500           347
   AMF Group
     10.875%, 03/15/06                   300           322
   Amtrol
     10.625%, 12/31/06                   400           411
   Argyle Television
      9.750%, 11/01/05                   250           250
   Armco
     11.375%, 10/15/99                   100           104
   Astor
     10.500%, 10/15/06                   450           469
   Atlantic Express (A)
     10.750%, 02/01/04                   500           514
   Barry's Jewelers
     11.000%, 12/22/00                   400           318
   Bayou Steel
     10.250%, 03/01/01                   100            98
   Bell Cablemedia (B)
      0.000%, 07/15/04                   450           387
      0.000%, 09/15/05                   200           160
   Berry Plastics
     12.500%, 06/15/06                   750           794
   Beverly Enterprises
      9.000%, 02/15/06                   700           703
   Blue Bird Body
     10.750%, 11/15/06                   500           520
   Booth Creek Ski Holdings (A)
     12.500%, 03/15/07                   600           587

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Brooks Fiber Properties (B)
      0.000%, 03/01/06                $  950        $  606
      0.000%, 11/01/06                   610           370
   Brylane
     10.000%, 09/01/03                   400           413
   Buckeye Cellulose
      9.250%, 09/15/08                   750           760
   Building Materials (A)
      8.625%, 12/15/06                   450           448
   Building Materials (B)
      0.000%, 07/01/04                   400           354
   Cablevision Systems
      9.250%, 11/01/05                   250           241
      9.875%, 02/15/13                   650           636
   Capstar Broadcasting (A) (B)
      0.000%, 02/01/09                 1,000           545
   Casino America
     12.500%, 08/01/03                   700           672
   Casino Magic (A)
     13.000%, 08/15/03                   400           387
   Casino Magic Financing
     11.500%, 10/15/01                   500           424
   Cca Holdings (A)
      0.000%, 12/31/99                 1,000         1,084
   Celestica International (A)
     10.500%, 12/31/06                   500           537
   Cencall Communication (B)
      0.000%, 01/15/04                   100            72
   Century Communications
      9.750%, 02/15/02                   250           254
   CF Cable Television
     11.625%, 02/15/05                    50            57
   CFP Holdings (A)
     11.625%, 01/15/04                   500           512
   Chancellor Radio Broadcasting
      9.375%, 10/01/04                   750           754
   Charter Communications South East
     11.250%, 03/15/06                   500           536
   Chevy Chase Bank
      9.250%, 12/01/08                   400           400
   Clearnet Communications (B)
      0.000%, 12/15/05                   650           421
   Cliffs Drilling
     10.250%, 05/15/03                   400           417
   Coast Hotels & Casino
     13.000%, 12/15/02                   500           555
   Coinstar  Unit (B)
      0.000%, 10/01/06                   650           471
   Collins & Aikman Products
     11.500%, 04/15/06                   800           886
   Collins and Aikman (A)
     10.000%, 01/15/07                   500           494
   Colorado Gaming and
     Entertainment PIK
      0.000%, 06/01/03                   500           492
   Comcast UK Cable (B)
      0.000%, 11/15/07                   500           341

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Comcast
      9.375%, 05/15/05                $  150        $  153
      9.125%, 10/15/06                   250           254
      9.500%, 01/15/08                    50            51
   Commodore Media (B)
      0.000%, 05/01/03                   100           108
   Commonwealth Aluminum
     10.750%, 10/01/06                   500           519
   Container
      9.750%, 04/01/03                   550           574
   Costilla Energy
     10.250%, 10/01/06                   700           723
   Coty
     10.250%, 05/01/05                   100           107
   County Seat Stores (C)
      0.000%, 10/01/02                   100            40
   Crown Packaging Enterprises (A) (B)
      0.000%, 08/01/06                   775           143
   Crown Paper
     11.000%, 09/01/05                   750           692
   CSK Auto (A)
     11.000%, 11/01/06                   550           566
   Dade International
     11.125%, 05/01/06                   500           561
   Dairy Mart Convenience Stores
     10.250%, 03/15/04                   500           491
   Day International Group
     11.125%, 06/01/05                   200           204
   Delaware County Remy (A)
     10.625%, 08/01/06                   550           576
   Derlan Manufacturing (A)
     10.000%, 01/15/07                 1,000           992
   Dial Call Communications (B)
      0.000%, 04/15/04                   650           482
   Diamond Cable Communications (B)
      0.000%, 09/30/04                   300           240
      0.000%, 12/15/05                   350           230
   Diamond Cable Communications (A)
      0.000%, 02/15/07                   800           447
   Diva Systems (A) (B)
      0.000%, 05/15/06                 1,025           550
   Dobson Communications (A)
     11.750%, 04/15/07                 1,000           980
   Dual Drilling
      9.875%, 01/15/04                   750           809
   Duane Reade
     12.000%, 09/15/02                   250           264
   Dyncorp (A)
      9.500%, 03/01/07                   500           489
   E&S Holdings
     10.375%, 10/01/06                   500           516
   Echostar Satellite Broadcast (B)
      0.000%, 03/15/04                   600           481

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Eldorado Resorts
     10.500%, 08/15/06                $  500        $  529
   Euramax International PC (A)
     11.250%, 10/01/06                   750           795
   Exide Electronics
     11.500%, 03/15/06                   250           265
   Falcon Holding Group PIK
      0.000%, 09/15/03                   457           411
   Farm Fresh, Ser A
     12.250%, 10/01/00                   200           170
   Farm Fresh
     12.250%, 10/01/00                   300           255
   Flores & Rucks
      9.750%, 10/01/06                   650           658
   Fonorola
     12.500%, 08/15/02                   300           331
   Forcenergy (A)
      8.500%, 02/15/07                   500           466
   Forcenergy
      9.500%, 11/01/06                   500           495
   Fort Howard
      9.000%, 02/01/06                   350           355
   Four M
     12.000%, 06/01/06                   700           702
   Freedom Chemical (A)
     10.625%, 10/15/06                   500           521
   Fresh del Monte Produce
     10.000%, 05/01/03                   600           601
   Gaylord Container (B)
      0.000%, 05/15/05                   700           762
   General Media
     10.625%, 12/31/00                   100            86
   Geotek Communications
     12.000%, 02/15/01                   660           540
   Globalstar Capital LP (A)
     11.375%, 02/15/04                   400           393
   GPA Delaware
      8.750%, 12/15/98                   500           506
   Granite Broadcasting
      9.375%, 12/01/05                   500           476
   Gray Communications System
     10.625%, 10/01/06                   750           784
   Great Bay Property Funding
     10.875%, 01/15/04                   505           408
   Great Lakes Carbon
     10.000%, 01/01/06                   250           258
   Groupe Videotron
     10.625%, 02/15/05                   100           110
   GS Technologies
     12.000%, 09/01/04                   500           526
   GST Telecommunications (A) (B)
      0.000%, 12/15/05                    70            59
   GST USA Guarantee (B)
      0.000%, 12/15/05                   860           550
   Guitar Center Management
     11.000%, 07/01/06                   500           542

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Gulf Canada Resources Ltd
      9.250%, 01/15/04                $  500        $  516
   Gulf States Steel - Alabama
     13.500%, 04/15/03                   800           774
   Harris Chemical (B)
     10.250%, 07/15/01                   400           401
   Harvey Casinos Resorts
     10.625%, 06/01/06                   500           522
   Hawk  (A)
     10.250%, 12/01/03                   500           507
   Hayes Wheels International
     11.000%, 07/15/06                   750           808
   Haynes International
     11.625%, 09/01/04                   750           805
   Helicon Group (B)
     11.000%, 11/01/03                   400           403
   Herff Jones
     11.000%, 08/15/05                   150           161
   Hills Stores
     12.500%, 07/01/03                   750           636
   Hines Horticulture
     11.750%, 10/15/05                    75            82
   HMC Acquisition Properties
      9.000%, 12/15/07                   500           491
   Hollinger International Publishing
      9.250%, 03/15/07                   750           733
   Homeside
     11.250%, 05/15/03                   500           569
   HS Resources (A)
      9.250%, 11/15/06                   500           484
   Hyperion Telecommunication (B)
      0.000%, 04/15/03                 1,000           574
   ICG Holding (B)
      0.000%, 09/15/05                   350           241
   ICG Holdinggs (A) (B)
      0.000%, 03/15/07                   500           279
   ICX Communications
     12.500%, 10/01/05                   700           772
   Imax (B)
     10.000%, 03/01/01                   100            98
   Imperial Credit Industry (A)
      9.875%, 01/15/07                   500           495
   Integrated Health Services (A)
     10.250%, 04/30/06                   250           265
   Integrated Health Services
      9.625%, 05/31/02                   250           260
   Intelcom Group (B)
      0.000%, 05/01/06                   400           252
   Interact Systems (B)
      0.000%, 08/01/03                   700           385
   Intermedia Capital Partners
     11.250%, 08/01/06                   750           782
   Intermedia Communications
     of Florida (B)
      0.000%, 05/15/06                   500           321

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   International Cabletel (A)
     10.000%, 02/15/07                $  250        $  240
   International Cabletel (B)
      0.000%, 04/15/05                   400           285
      0.000%, 02/01/06                   900           567
   International Home Foods (A)
     10.375%, 11/01/06                   750           757
   International Knife & Saw (A)
     11.375%, 11/15/06                   500           516
   International Wire Group
     11.750%, 06/01/05                   750           793
   Intertek Finance PLC (A)
     10.250%, 11/01/06                   500           506
   ISP Holdings (A)
      9.000%, 10/15/03                   700           698
   Ivaco  Yankee Bond
     11.500%, 09/15/05                   500           515
   Jacor Communications
      9.750%, 12/15/06                   450           461
   Jitney-Jungle (A)
     0.000%, 00/00/00                  2,500           338
   Jitney-Jungle Stores
     12.000%, 03/01/06                   500           529
   Jones Intercable
      9.625%, 03/15/02                   100           104
   Jordan Industries
     10.375%, 08/01/03                   800           791
   JPS Automotive Products
     11.125%, 06/15/01                   100           109
   K & F Industries
     10.375%, 09/01/04                   500           526
   K-Mart
      7.750%, 10/01/12                   800           705
   Kaiser Aluminum & Chemical
     10.875%, 10/15/06                   250           262
   Kasier Aluminum & Chemical
     12.750%, 02/01/03                   600           646
   Keebler
     10.750%, 07/01/06                   500           542
   Kelley Oil & Gas
     10.375%, 10/15/06                   750           767
   Knoll
     10.875%, 03/15/06                   400           439
   Lamar Advertising (A)
      9.625%, 12/01/06                   450           452
   Laroche Industries
     13.000%, 08/15/04                   600           664
   LDM Technologies (A)
     10.750%, 01/15/07                   400           405
   Lenfest Communications
     10.500%, 06/15/06                   700           712
   Majestic Star Casino
     12.750%, 05/15/03                   650           705
   Marcus Cable (B)
      0.000%, 08/01/04                   450           363
      0.000%, 12/15/05                   500           354

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Mariner Health Group
      9.500%, 04/01/06                $  500        $  501
   Marvel III Holdings, Ser B (C)
      0.000%, 02/15/98                   250            49
   Maxus Energy
      9.875%, 10/15/02                   250           252
      9.375%, 11/01/03                   250           254
   Maxxam Group Holdings  Ser B
     12.000%, 08/01/03                   400           401
   MDC Communications
     10.500%, 12/01/06                   500           516
   Merit Behavioral Care
     11.500%, 11/15/05                   250           274
   Mesa Operating  Company
     Guaranteed (B)
      0.000%, 07/01/06                   900           606
   Mesa Operating
     Company Guaranteed
     10.625%, 07/01/06                   250           261
   MFS Communications (B)
      0.000%, 01/15/04                 1,000           900
   Mohegan Tribal Gaming
     13.500%, 11/15/02                   750           985
   Monarch Marking Systems
     12.500%, 07/01/03                   200           217
   Moog
     10.000%, 05/01/06                   500           516
   Motor Coach Industries
      0.000%, 11/15/02                 1,000           860
   Motors and Gears (A)
     10.750%, 11/15/06                   500           511
   MVE
     12.500%, 02/15/02                   100           104
   National Energy Group (A)
     10.750%, 11/01/06                   500           503
   Nextel Communications (B)
      0.000%, 08/15/04                 1,000           683
   Nextlink Communications
     12.500%, 04/15/06                   500           500
   NL Industries (B)
      0.000%, 10/15/05                   600           539
   NL Industries
     11.750%, 10/15/03                   700           737
   Noble Drilling
      9.125%, 07/01/06                   600           641
   Nortek  (A)
      9.250%, 03/15/07                   500           491
   NS Group
     13.500%, 07/15/03                   500           541
   Nuevo Energy
      9.500%, 04/15/06                   400           406
   Orbcomm Global
     14.000%, 08/15/04                   400           399
   Owens & Minor
     10.875%, 06/01/06                   500           538
   Packaging Resources
     11.625%, 05/01/03                   500           521

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Packard Bioscience (A)
      9.375%, 03/01/07                $  500        $  484
   Pagemart Nationwide (B)
      0.000%, 02/01/05                   750           533
   Paracelsus Healthcare
     10.000%, 08/15/06                   800           760
   Parisian
      9.875%, 07/15/03                   500           506
   Parker Drilling, Ser B
      9.750%, 11/15/06                   500           506
   Pathmark Stores (B)
      0.000%, 11/01/03                   550           368
   Pathmark Stores
     11.625%, 06/15/02                   600           620
   Peoples Telephone
     12.250%, 07/15/02                   300           317
   Petersburg Long Distance (A) (B)
      0.000%, 06/01/04                   630           543
   Petersburg Long Distance (A)
      9.000%, 06/01/06                    90            90
   Petersen Publishing (A)
     11.125%, 11/15/06                   500           534
   Pierce Leahy
     11.125%, 07/15/06                   600           653
   Pillowtex (A)
     10.000%, 11/15/06                   500           516
   Pioneer Americas Acquisition
     13.375%, 04/01/05                   200           233
   Plantronics
     10.000%, 01/15/01                   175           183
   Players International
     10.875%, 04/15/05                   750           776
   Portola Packaging
     10.750%, 10/01/05                   200           201
   Premier Parks
      9.750%, 01/15/07                   750           773
   Pricecellular Wireless
     10.750%, 11/01/04                   400           400
   Pricellular Wireless (B)
      0.000%, 10/01/03                   500           430
   Prime Hospitality
      9.250%, 01/15/06                   850           854
   Prime Hospitality (A)
      9.750%, 04/01/07                   450           450
   Printpack  Ser B
     10.625%, 08/15/06                   500           518
   Quest Diagnostic
     10.750%, 12/15/06                   450           469
   Realtime Data (A) (B)
      0.000%, 08/15/06                 1,000           540
   Red Roof Inns
      9.625%, 12/15/03                   450           453
   Regency Health Services
      9.875%, 10/15/02                   350           355
     12.250%, 07/15/03                   500           541
   Renaissance Cosmetics (A)
     11.750%, 02/15/04                   500           502

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Renco Metals
     11.500%, 07/01/03                $  750          $783
   Repap New Brunswick
     10.625%, 04/15/05                   650           643
   Repap Wisconsin
      9.875%, 05/01/06                   100            97
   Republic Engineered Steel
      9.875%, 12/15/01                   750           671
   Revlon Consumer Products, Ser B
     10.500%, 02/15/03                   100           105
   Revlon Consumer Products
      9.375%, 04/01/01                   250           255
   Revlon Worldwide (A)
      0.000%, 03/15/01                 1,000           633
   Rexene
     11.750%, 12/01/04                   250           280
   Rifkin Acquisition Partners
     11.125%, 01/15/06                   500           518
   Rio Hotel & Casino
     10.625%, 07/15/05                   250           263
   Rogers Cantel
      9.375%, 06/01/08                   500           511
   Rogers Communications
      9.125%, 01/15/06                   400           395
   Safelite Glass  (A)
      9.875%, 12/15/06                   300           305
   Santa Fe Energy Resource
     11.000%, 05/15/04                    50            54
   Santa Fe Hotel
     11.000%, 12/15/00                    90            65
   SFX Broadcasting
     10.750%, 05/15/06                   600           632
   Shop Vac (A)
     10.625%, 09/01/03                   625           657
   Showboat Marina
     13.500%, 03/15/03                   250           285
   Showboat
      9.250%, 05/01/08                   750           766
   Sinclair Broadcast Group
     10.000%, 09/30/05                   800           806
   Spanish Broadcasting (A)
     11.000%, 03/15/04                   500           500
   Specialty Equipment
     11.375%, 12/01/03                   500           535
   Specialty Paperboard  (A)
      9.375%, 10/15/06                   500           503
   Speedy Muffler King, Inc.
     10.875%, 10/01/06                   450           458
   Spinnaker Industries  (A)
     10.750%, 10/15/06                   750           754
   Sprint Spectrum LP
     11.000%, 08/15/06                   750           793
   Sterling Chemical Holdings (B)
      0.000%, 08/15/08                 1,000           621
   Stone Consolidated
     10.250%, 12/15/00                   200           213

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Stone Container (A)
     11.500%, 08/15/06                $1,000        $1,006
   Stuart Entertainment (A)
     12.500%, 11/15/04                   250           228
   Sun International Hotels (A)
      9.000%, 03/15/07                   500           476
   Sun Media  (A)
      9.500%, 02/15/07                   400           389
   Synthetic Industries  (A)
      9.250%, 02/15/07                   400           397
   TCI Satellite Entertainment (A) (B)
      0.000%, 02/15/07                   500           227
   TCI Satellite Entertainment (A)
     10.875%, 02/15/07                   500           449
   Teleport Communications (B)
      0.000%, 07/01/07                   500           338
   Teleport Communications
      9.875%, 07/01/06                   500           521
   Telewest Communications (B)
      0.000%, 10/01/07                   900           601
   Telewest Communications
      9.625%, 10/01/06                   150           148
   Tenet Healthcare
      8.625%, 01/15/07                   750           747
   Texas Petrochemical (A)
     11.125%, 07/01/06                   450           471
   Titan Wheel International
      8.750%, 04/01/07                   500           493
   Tokheim Ser B
     11.500%, 08/01/06                   500           534
   Tracor (A)
      8.500%, 03/01/07                   500           489
   Transtexas Gas
     11.500%, 06/15/02                   500           550
   Trump Atlantic City
     11.250%, 05/01/06                   400           370
   Trump Castle Funding
     11.750%, 11/15/03                   250           197
   Twin Laboratories
     10.250%, 05/15/06                   500           516
   UCC Investors
     11.000%, 05/01/03                    50            53
   Unisys
     12.000%, 04/15/03                   550           585
     11.750%, 10/15/04                   500           525
   United International Holding
      0.000%, 11/15/99                   950           688
      0.000%, 11/15/99                   150           109
   United Meridian
     10.375%, 10/15/05                   250           270
   Universal Health Services
      8.750%, 08/15/05                   250           257

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   US Air
     10.000%, 07/01/03                $  750      $    755
   Van de Kamps
     12.000%, 09/15/05                   250           275
   Vanguard Cellular System
      9.375%, 04/15/06                   500           501
   Venture Holdings Trust
      9.750%, 04/01/04                   195           185
   Videotron Holdings (B)
      0.000%, 08/15/05                   400           320
   Waban
     11.000%, 05/15/04                   350           389
   Waterford Gaming (A)
     12.750%, 11/15/03                   500           532
   Waxman Industries (B)
      0.000%, 06/01/04                   600           496
   WCI Steel (A)
     10.000%, 12/01/04                   500           508
   Weirton Steel
     11.375%, 07/01/04                   775           785
   Western Federal Notes (C)
      0.000%, 09/15/99                   500           344
   Western Wireless
     10.500%, 06/01/06                   500           499
     10.500%, 02/01/07                   300           300
   Westmin Resources Ltd
     11.000%, 03/15/07                   500           496
   William Carter (A)
     10.375%, 12/01/06                   500           513
   Winstar Communications (A) (B)
      0.000%, 10/15/05                   175           112
   Winstar Communications (B)
      0.000%, 10/15/05                   350           199
   Wyndham Hotels
     10.500%, 05/15/06                   500           530
   Young Broadcasting
      9.000%, 01/15/06                   400           379
                                                  --------
Total Corporate Obligations
   (Cost $136,716)                                 139,103
                                                  --------

UNITS -- 3.6%
   Australis Holdings 1 Unit = $1M
      senior subordinate discount
      note + 1 warrant
      (A) (B)
      0.000%, 11/01/02                   500           310
   Australis Media 1 Unit = $1M
      senior subordinate discount
      note + 1 warrant (A) (B)
      0.000%, 05/15/03                   400           244
   Cellular Communications 1 Unit = $1M
      senior discount note
      + 1 warrant (B)
      0.000%, 08/15/00                   500           353

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Colt Telecom Group 1 Unit =
     1 senior discount note +
     1 warrant (B)
     0.000%, 12/15/06                $   600      $    373
   Health O Meter 1 Unit = 1 senior
     subordinate note + 1 warrant
     13.000%, 08/15/02                   500           553
   Intercel 1 Unit = 10 senior
     discount notes + 32 warrants (B)
     0.000%, 02/01/06                    550           369
   McCaw International Ltd 1 Unit =
     1 senior note + 1 warrant (A)
     0.000%, 04/15/07                  2,200         1,056
   Olympic Financial One 1 Unit =
     1 senior note + 1 warrant
     11.500%, 03/15/07                   650           644
   Orion Network Systems 1 Unit =
     $1M senior note + 1 warrant
     11.250%, 01/15/07                   750           743
   Optel Unit (A) 1 Unit = 1 senior
     note + 1 share non-voting stock
     13.000%, 02/15/05                   300           287
   Pegasus Communications PIK
     1 Unit = $1M preferred
     share + 1 warrant                 2,500           245
   Unifi Communications (A) 1 Unit =
     1 senior note + 1 warrant
     14.000%, 03/01/04                   600           618
                                                  --------
Total Units
   (Cost $5,833)                                     5,795
                                                  --------

PREFERRED STOCKS -- 2.5%
   California Federal*                 1,000            25
   Diva Systems, Ser C*               41,615           375
   GPA Group, PLC (A)*             1,000,000           488
   Granite Broadcasting (A)*           5,000           465
   Intermedia Communication (A)*          25           240
   International Cabletel (A)*         5,000           500
   Nextlink Communications*            5,000           235
   Renaissance Cosmetics (A)*             17             1
   Renaissance Cosmetics, PIK (A)*     5,000           508
   SD Warren, Ser B*                  20,000           760
   Silgan Holdings (A)*                3,008           344
                                                  --------
Total Preferred Stocks
   (Cost $3,713)                                     3,941
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
   FHLMC Discount Note
      5.480%, 04/01/97                 8,081         8,081
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $8,081)                                     8,081
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
WARRANTS -- 0.3%
   American Communication Services*      500     $      30
   Clearnet*                           2,145            11
   Dairy Mart Convenience Stores*      1,334             3
   Exide Electors Group*                 250             1
   Hyperion*                           1,000            30
   Intelcom Group*                     1,155            13
   Interact Systems*                     700            37
   K-III Communications*               4,000           392
   Wireless One*                         750             1
   Wright Medical Technology*             21             3
                                                  --------
Total Warrants
   (Cost $465)                                         521
                                                  --------

Total Investments -- 98.8%
   (Cost $154,808)                                 157,441
                                                  --------
Other Assets and Liabilities, Net-- 1.2%             1,987
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   14,400,190 outstanding shares
   of beneficial interest                          156,860
 Undistributed net investment income                   639
Accumulated net realized loss on investments         (705)
Net unrealized appreciation on investments           2,634
                                                  --------
Total Net Assets -- 100.0%                        $159,428
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $11.07
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER
   "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID
    UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1996. THE INITIAL COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE, TO A PREDETERMINED HIGHER RATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
PIK--PAYMENT IN-KIND
PLC--PUBLIC LIMITED COMPANY
SER--SERIES THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
     STATEMENTS.

This Page is Left Intentionally Blank.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1997 (UNAUDITED)


                                          --------------       --------------      --------------      --------------
                                             LARGE CAP            LARGE CAP           SMALL CAP           SMALL CAP
                                               VALUE               GROWTH               VALUE              GROWTH
                                          --------------       --------------      --------------      --------------
INVESTMENT INCOME:
   Dividends                                 $ 7,393              $ 2,483              $ 1,096            $    198
   Interest Income                               431                  497                  359                 937
                                             -------              -------              -------            --------
   Total Investment Income                     7,824                2,980                1,455               1,135
                                             -------              -------              -------            --------
EXPENSES:
   Management Fees                               989                  931                  326                 655
   Waiver of Management Fees                      --                   --                   --                  --
   Investment Advisory Fees                      989                1,064                  605               1,216
   Waiver of Investment Advisory Fees             --                 (133)                  --                  --
   Custodian/Wire Agent Fees                      42                   41                   14                  39
   Transfer Agent Fees (1)                        --                   --                   --                   1
   Professional Fees                              18                   18                    6                  14
   Registration Fees                              26                   20                    8                  13
   Printing Expense                               27                   31                   13                  27
   Trustee Fees                                   10                    9                    3                   7
   Insurance Expense                               2                   --                   --                   2
   Pricing Fees                                    6                    5                    2                   4
   Distribution Fees                             282                  260                   40                  72
   Distribution Fees -- Class D (1)               --                   --                   --                   2
   Amortization of Deferred
     Organizational Costs                         --                   13                   13                   8
   Other Expenses                                 11                   12                    4                   7
                                             -------              -------              -------            --------
   Total Expenses                              2,402                2,271                1,034               2,067
                                             -------              -------              -------            --------
NET INVESTMENT INCOME (LOSS)                   5,422                  709                  421                (932)
                                             -------              -------              -------            --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) from Security
     Transactions                             22,709                5,634               12,597               9,546
   Net Realized Gain from Futures
     Contracts                                 1,200                  849                  818               3,763
   Net Gain from In-Kind
     Redemptions                                  --                  250                   --                  --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                              24,904               28,026                7,486             (85,824)
                                             -------              -------              -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $54,235              $35,468              $21,322            $(73,447)
                                             =======              =======              =======            ========


                                                           -------        ------------         -------          --------
                                                                             CAPITAL           EQUITY
                                                           MID-CAP        APPRECIATION         INCOME           BALANCED
                                                           -------        ------------         -------          --------
INVESTMENT INCOME:
   Dividends                                               $  206            $ 1,551           $ 3,264          $   212
   Interest Income                                             28                640               161              821
                                                           ------            -------           -------          -------
   Total Investment Income                                    234              2,191             3,425            1,033
                                                           ------            -------           -------          -------
EXPENSES:
   Management Fees                                             47                362               345               92
   Waiver of Management Fees                                   (4)                --                --               (2)
   Investment Advisory Fees                                    54                413               394              105
   Waiver of Investment Advisory Fees                          --                (51)              (49)             (13)
   Custodian/Wire Agent Fees                                    2                 17                14                4
   Transfer Agent Fees (1)                                     --                 --                --               --
   Professional Fees                                            1                  6                 5                1
   Registration Fees                                            1                 11                11                3
   Printing Expense                                             2                 23                20                3
   Trustee Fees                                                 1                  4                 3                1
   Insurance Expense                                           --                  1                --               --
   Pricing Fees                                                --                  2                 2                1
   Distribution Fees                                            9                 75                88               --
   Distribution Fees-- Class D (1)                             --                 --                --               --
   Amortization of Deferred
     Organizational Costs                                       1                 --                --               --
   Other Expenses                                               1                  5                 5                1
                                                           ------            -------           -------          -------
   Total Expenses                                             115                868               838              196
                                                           ------            -------           -------          -------
NET INVESTMENT INCOME (LOSS)                                  119              1,323             2,587              837
                                                           ------            -------           -------          -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) from Security
     Transactions                                           2,039             21,155            11,945            2,935
   Net Realized Gain from Futures
     Contracts                                                 --                941             1,269               --
   Net Gain from In-Kind
     Redemptions                                               --                 --                --               --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                                              (44)            (9,090)            1,742           (1,092)
                                                           ------            -------           -------          -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $2,114            $14,329           $17,543          $ 2,680
                                                           ======            =======           =======          =======


                                                           ----------           -----        ----------
                                                           CORE FIXED                        HIGH YIELD
                                                             INCOME              BOND           BOND
                                                           ----------           -----        ----------
INVESTMENT INCOME:
   Dividends                                                $    --            $   --          $   27
   Interest Income                                           25,003               768           7,275
                                                            -------            ------          ------
   Total Investment Income                                   25,003               768           7,302
                                                            -------            ------          ------
EXPENSES:
   Management Fees                                            1,036                35             237
   Waiver of Management Fees                                    (39)               (3)            (30)
   Investment Advisory Fees                                   1,018                34             329
   Waiver of Investment Advisory Fees                            --                --              --
   Custodian/Wire Agent Fees                                     56                 2              10
   Transfer Agent Fees (1)                                       --                --              --
   Professional Fees                                             24                 1               5
   Registration Fees                                             43                --               8
   Printing Expense                                              45                 3               6
   Trustee Fees                                                  12                --               2
   Insurance Expense                                              3                --              --
   Pricing Fees                                                   9                --               3
   Distribution Fees                                             --                 2              --
   Distribution Fees-- Class D (1)                               --                --              --
   Amortization of Deferred
     Organizational Costs                                        --                --              13
   Other Expenses                                                13                --               2
                                                            -------            ------          ------
   Total Expenses                                             2,220                74             585
                                                            -------            ------          ------
NET INVESTMENT INCOME (LOSS)                                 22,783               694           6,717
                                                            -------            ------          ------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) from Security
     Transactions                                             4,184                99            (589)
   Net Realized Gain from Futures
     Contracts                                                  233                --              --
   Net Gain from In-Kind
     Redemptions                                                 --                --              --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                                            (11,986)             (130)           (713)
                                                            -------            ------          ------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $15,214            $  663          $5,415
                                                            =======            ======          ======

(1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 & 41

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30, 1996.


                                  --------------------------     --------------------------   ----------------------------
                                           LARGE CAP                      LARGE CAP                    SMALL CAP
                                             VALUE                         GROWTH                        VALUE
                                  --------------------------     --------------------------   ----------------------------
                                   10/1/96-        10/1/95-       10/1/96-        10/1/95-       10/1/96-       10/1/95-
                                   3/31/97         9/30/96        3/31/97         9/30/96        3/31/97        9/30/96
                                 ------------   ------------    ------------   ------------   ------------    ------------
OPERATIONS:
   Net Investment Income (Loss)   $  5,422        $ 10,530          $  709        $ 2,094        $   421         $   219
   Net Realized Gain (Loss) from
     Security Transactions          23,909          57,267           6,733         49,158         13,415          16,664
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                 24,904           4,879          28,026         27,983          7,486             190
                                  --------        --------        --------      --------       --------         --------
   Net Increase (Decrease) in Net
     Assets from Operations         54,235          72,676          35,468         79,235         21,322          17,073
                                  --------        --------        --------      --------       --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                        (5,463)         (8,234)           (721)       (2,207)          (184)             (84)
     Class D                            --              --              --            --             --               --
   Net Realized Gains
     Class A                       (40,762)         (8,350)        (29,059)       (5,917)       (13,816)          (3,268)
     Class D                            --              --              --            --             --               --
                                  --------        --------        --------      --------       --------         --------
     Total Distributions           (46,225)        (16,584)        (29,780)       (8,124)       (14,000)          (3,352)
                                  --------        --------        --------      --------       --------         --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                 143,771         336,634         136,919       335,867         49,092          116,387
     Shares Issued in Lieu of Cash
       Distributions                36,337          12,320          24,083         6,421         10,565            2,567
     Shares Redeemed               (96,945)       (221,727)        (95,104)     (228,697)       (30,804)         (72,473)
                                  --------        --------        --------      --------       --------         --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions         83,163         127,227          65,898       113,591         28,853           46,481
                                  --------        --------        --------      --------       --------         --------
   Class D:
     Shares Issued                      --              --              --            --             --               --
     Shares Issued in Lieu of Cash
       Distributions                    --              --              --            --             --               --
     Shares Redeemed                    --              --              --            --             --               --
                                  --------        --------        --------      --------       --------         --------
     Increase (Decrease) in Net
       Assets Derived from
       Class D Transactions             --              --              --            --             --               --
                                  --------        --------        --------      --------       --------         --------
     Increase (Decrease) in Net
       Assets Derived from
       Capital Share Transactions   83,163         127,227          65,898       113,591         28,853           46,481
                                  --------        --------        --------      --------       --------         --------
     Net Increase (Decrease)
       in Net Assets                91,173         183,319          71,586       184,702         36,175           60,202
                                  --------        --------        --------      --------       --------         --------
 NET ASSETS:
   Beginning of Period             515,011         331,692         482,079       297,377        163,177          102,975
                                  --------        --------        --------      --------       --------         --------
   End of Period                  $606,184        $515,011        $553,665      $482,079       $199,352         $163,177
                                  ========        ========        ========      ========       ========         ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                   9,265          24,060           8,537        24,470          3,571            9,497
     Shares Issued in Lieu of
       Cash Distributions            2,466             900           1,559           484            811              222
     Shares Redeemed                (6,293)        (15,627)         (5,945)      (16,217)        (2,219)          (5,772)
                                  --------        --------        --------      --------       --------         --------
     Total Class A Transactions      5,438           9,333           4,151         8,737          2,163            3,947
                                  ========        ========        ========      ========       ========         ========
   Class D:
     Shares Issued                      --              --              --            --             --               --
     Shares Issued in Lieu of
       Cash Distributions               --              --              --            --             --               --
     Shares Redeemed                    --              --              --            --             --               --
                                  --------        --------        --------      --------       --------         --------
     Total Class D Transactions         --              --              --            --             --               --
                                  ========        ========        ========      ========       ========         ========
     Undistributed Net
       Investment Income (Loss)   $  2,711         $ 2,752        $    478      $    490       $    344         $    107
                                  ========        ========        ========      ========       ========         ========


                                      ----------------------------    ----------------------------
                                                SMALL CAP
                                                 GROWTH                           MID-CAP
                                      ----------------------------    ----------------------------
                                         10/1/96-         10/1/95-        10/1/96-        10/1/95-
                                         3/31/97          9/30/96         3/31/97         9/30/96
                                      ------------    ------------    ------------    ------------
OPERATIONS:
   Net Investment Income (Loss)          $  (932)       $ (2,055)       $    119         $    314
   Net Realized Gain (Loss) from
     Security Transactions                13,309          94,616           2,039            2,538
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                      (85,824)        (11,662)            (44)             703
                                        --------        --------        --------         --------
   Net Increase (Decrease) in Net
     Assets from Operations              (73,447)          80,899          2,114            3,555
                                        --------        --------        --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                  --               --           (139)            (265)
     Class D                                  --               --             --               --
   Net Realized Gains
     Class A                             (74,231)        (55,473)         (2,094)              --
     Class D                                (356)           (169)             --               --
                                        --------        --------        --------         --------
     Total Distributions                 (74,587)        (55,642)         (2,233)            (265)
                                        --------        --------        --------         --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                       121,976         181,315           9,285           11,967
     Shares Issued in Lieu of Cash
       Distributions                      49,458          36,973           1,495              158
     Shares Redeemed                     (62,972)       (173,127)         (8,705)         (18,394)
                                        --------        --------        --------         --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions              108,462          45,161           2,075           (6,269)
                                        --------        --------        --------         --------
   Class D:
     Shares Issued                           296           1,397              --               --
     Shares Issued in Lieu of Cash
       Distributions                         355             146              --               --
     Shares Redeemed                        (194)           (634)             --              (73)
                                        --------        --------        --------         --------
     Increase (Decrease) in Net
       Assets Derived from
       Class D Transactions                  457             909              --              (73)
                                        --------        --------        --------         --------
     Increase (Decrease) in Net
       Assets Derived from
       Capital Share Transactions        108,919          46,070           2,075           (6,342)
                                        --------        --------        --------         --------
     Net Increase (Decrease)
       in Net Assets                     (39,115)         71,327           1,956           (3,052)
                                        --------        --------        --------         --------
 NET ASSETS:
   Beginning of Period                   382,351         311,024          24,954           28,006
                                        --------        --------        --------         --------
   End of Period                        $343,236        $382,351        $ 26,910         $ 24,954
                                        ========        ========        ========         ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                         7,300           9,925             597              904
     Shares Issued in Lieu of
       Cash Distributions                  3,140           2,292             101               12
     Shares Redeemed                      (3,691)         (9,271)           (558)          (1,391)
                                        --------        --------        --------         --------
     Total Class A Transactions            6,749           2,946             140             (475)
                                        ========        ========        ========         ========
   Class D:
     Shares Issued                            17              75              --               --
     Shares Issued in Lieu of
       Cash Distributions                     23               9              --               --
     Shares Redeemed                         (11)            (34)             --               (5)
                                        --------        --------        --------         --------
     Total Class D Transactions               29              50              --               (5)
                                        ========        ========        ========         ========
     Undistributed Net
       Investment Income (Loss)         $   (932)       $     --        $     47         $     67
                                        ========        ========        ========         ========


                                         -----------------       -----------------    -----------------    -----------------
                                               Capital               Equity                                  Core Fixed
                                            Appreciation             Income               Balanced             Income
                                         -----------------       -----------------    -----------------    -----------------
                                         10/1/96- 10/1/95-       10/1/96- 10/1/95-    10/1/96- 10/1/95-    10/1/96- 10/1/95-
                                         3/31/97  9/30/96        3/31/97  9/30/96     3/31/97  9/30/96     3/31/97  9/30/96
                                         -------  --------       -------  --------    -------  --------    -------  --------
OPERATIONS:
   Net Investment Income (Loss)          $ 1,323    $ 3,162     $ 2,587    $ 7,016    $  837  $ 1,933     $ 22,783 $ 34,035
   Net Realized Gain (Loss) from
     Security Transactions                22,096     57,840      13,214     37,481     2,935    8,223        4,417    7,570
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                       (9,090)    (7,355)      1,742     (5,951)   (1,092)    (922)     (11,986) (18,923)
                                        --------   --------    --------   --------   -------  -------     -------- --------
   Net Increase (Decrease) in Net
     Assets from Operations               14,329     53,647      17,543     38,546     2,680    9,234       15,214   22,682
                                        --------   --------    --------   --------   -------  -------     -------- --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                              (1,471)    (2,737)     (2,846)    (6,148)     (902)  (1,656)     (22,783) (36,189)
     Class D                                  --         (3)         --        (41)       --       --           --       (8)
   Net Realized Gains
     Class A                             (56,597)   (29,520)    (32,447)   (28,137)   (8,229)  (1,716)     (10,904)      --
     Class D                                  --        (91)         --       (254)       --       --           --       --
                                        --------   --------    --------   --------   -------  -------     -------- --------
     Total Distributions                 (58,068)   (32,351)    (35,293)   (34,580)   (9,131)  (3,372)     (33,687) (36,197)
                                        --------   --------    --------   --------   -------  -------     -------- --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                        23,418     50,143      22,921     69,550     6,308   16,421      236,704  472,189
     Shares Issued in Lieu of Cash
       Distributions                      36,293     18,957      12,472      9,470     8,819    3,265       20,362   23,028
     Shares Redeemed                     (83,135)  (165,075)    (43,016)  (131,146)  (18,046) (38,097)     (74,811)(246,431)
                                        --------   --------    --------   --------   -------  -------     -------- --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions              (23,424)   (95,975)     (7,623)   (52,126)   (2,919) (18,411)     182,255  248,786
                                        --------   --------    --------   --------   -------  -------     -------- --------
   Class D:
     Shares Issued                            --         16          --      4,144        --       --           --        6
     Shares Issued in Lieu of Cash
       Distributions                          --         74          --        267        --       --           --        4
     Shares Redeemed                          --       (523)         --     (6,340)       --       --           --     (149)
                                        --------   --------    --------   --------   -------  -------     -------- --------
     Increase (Decrease) in Net
       Assets Derived from
       Class D Transactions                   --       (433)         --     (1,929)       --       --           --     (139)
                                        --------   --------    --------   --------   -------  -------     -------- --------
     Increase (Decrease) in Net
       Assets Derived from
       Capital Share Transactions        (23,424)   (96,408)     (7,623)   (54,055)   (2,919) (18,411)     182,255  248,647
                                        --------   --------    --------   --------   -------  -------     -------- --------
     Net Increase (Decrease)
       in Net Assets                     (67,163)   (75,112)    (25,373)   (50,089)   (9,370) (12,549)     163,782  235,132
                                        --------   --------    --------   --------   -------  -------     -------- --------
 NET ASSETS:
   Beginning of Period                   236,581    311,693     202,823    252,912    57,915   70,464      655,300  420,168
                                        --------   --------    --------   --------   -------  -------     -------- --------
   End of Period                        $169,418   $236,581    $177,450   $202,823   $48,545  $57,915     $819,082 $655,300
                                        ========   ========    ========   ========   =======  =======     ======== ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                         1,463      2,969       1,457      4,398       480    1,240       23,049   45,721
     Shares Issued in Lieu of
       Cash Distributions                  2,508      1,203         844        620       717      251        1,978    2,232
     Shares Redeemed                      (5,382)    (9,773)     (2,741)    (8,272)   (1,395)  (2,861)      (7,278) (24,048)

     Total Class A Transactions           (1,411)    (5,601)       (440)    (3,254)     (198)  (1,370)      17,749   23,905
                                        ========   ========    ========   ========   =======  =======     ======== ========
   Class D:
     Shares Issued                            --          1          --        273        --       --           --        1
     Shares Issued in Lieu of
       Cash Distributions                     --          5          --         17        --       --           --       --
     Shares Redeemed                          --        (31)         --       (404)       --       --           --      (14)
                                        --------   --------    --------   --------   -------  -------     -------- --------
     Total Class D Transactions               --        (25)         --       (114)       --       --           --      (13)
                                        ========   ========    ========   ========   =======  =======     ======== ========
     Undistributed Net
       Investment Income (Loss)         $    568   $    716    $  1,179   $  1,438   $   388  $   453     $     -- $     --
                                        ========   ========    ========   ========   =======  =======     ======== ========

                                     ------------------      -----------------
                                                                High Yield
                                           Bond                    Bond
                                     ------------------      -----------------
                                      10/1/96- 10/1/95-      10/1/96- 10/1/95-
                                      3/31/97  9/30/96       3/31/97  9/30/96
                                     -------    -------      -------   -------
OPERATIONS:
   Net Investment Income (Loss)       $  694     $ 2,458    $ 6,717   $  5,215
   Net Realized Gain (Loss) from
     Security Transactions                99       2,616       (589)       484
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                     (130)     (3,365)      (713)     2,983
                                     -------     -------   --------   --------
   Net Increase (Decrease) in Net
     Assets from Operations              663       1,709      5,415      8,682
                                     -------     -------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                            (694)     (2,732)    (6,078)    (5,405)
     Class D                              --          (5)        --         --
   Net Realized Gains
     Class A                              --          --       (589)       (92)
     Class D                              --          --         --         --
                                     -------     -------   --------   --------
     Total Distributions                (694)     (2,737)    (6,667)    (5,497)
                                     -------     -------   --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                     2,273      10,939     61,651     85,242
     Shares Issued in Lieu of Cash
       Distributions                     235       1,312      5,064      5,127
     Shares Redeemed                 (11,320)    (36,711)   (13,580)    (9,733)
                                     -------     -------   --------   --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions           (8,812)    (24,460)    53,135     80,636
                                     -------     -------   --------   --------
   Class D:
     Shares Issued                        --          --         --         --
     Shares Issued in Lieu of Cash
       Distributions                      --           2         --         --
     Shares Redeemed                      --         (58)        --         --
                                     -------     -------   --------   --------
     Increase (Decrease) in Net
       Assets Derived from
       Class D Transactions               --         (56)        --         --
                                     -------     -------   --------   --------
     Increase (Decrease) in Net
       Assets Derived from
       Capital Share Transactions     (8,812)    (24,516)    53,135     80,636
                                     -------     -------   --------   --------
     Net Increase (Decrease)
       in Net Assets                  (8,843)    (25,544)    51,883     83,821
                                     -------     -------   --------   --------
 NET ASSETS:
   Beginning of Period                28,863      54,407    107,545     23,724
                                     -------     -------   --------   --------
   End of Period                     $20,020     $28,863   $159,428   $107,545
                                     =======     =======   ========   ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                       212       1,007      5,498      7,848
     Shares Issued in Lieu of
       Cash Distributions                 21         121        452        471
     Shares Redeemed                  (1,055)     (3,411)    (1,205)      (892)
                                     -------     -------   --------   --------
     Total Class A Transactions         (822)     (2,283)     4,745      7,427
                                     =======     =======   ========   ========
   Class D:
     Shares Issued                        --          --         --         --
     Shares Issued in Lieu of
       Cash Distributions                 --          --         --         --
     Shares Redeemed                      --          (5)        --         --
                                     -------     -------   --------   --------
     Total Class D Transactions           --          (5)        --         --
                                     =======     =======   ========   ========
     Undistributed Net
       Investment Income (Loss)      $    --     $    --   $    639   $     --
                                     =======     =======   ========   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 & 43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

                                    NET REALIZED
                                        AND                        DISTRIBUTIONS
           NET ASSET       NET       UNREALIZED    DISTRIBUTIONS       FROM                                            RATIO OF
             VALUE,    INVESTMENT      GAINS         FROM NET        REALIZED      NET ASSET             NET ASSETS    EXPENSES
           BEGINNING     INCOME       (LOSSES)      INVESTMENT       CAPITAL      VALUE, END    TOTAL      END OF     TO AVERAGE
           OF PERIOD     (LOSS)    ON SECURITIES      INCOME          GAINS        OF PERIOD   RETURN   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
-------------------------
LARGE CAP VALUE PORTFOLIO
-------------------------
  CLASS A
  1997**    $14.78      $ 0.14         $1.45         $(0.15)         $(1.17)        $15.05     22.14%    $606,184        0.85%
  1996       13.00        0.32          2.01          (0.26)          (0.29)         14.78     18.33%     515,011        0.83%
  1995       10.71        0.33          2.44          (0.33)          (0.15)         13.00     26.83%     331,692        0.76%
  1994       11.54        0.28         (0.46)         (0.27)          (0.38)         10.71     (1.64)%    133,178        0.75%
  1993       12.49        0.31          0.22          (0.33)          (1.15)         11.54      4.35%     205,157        0.75%
  1992       12.05        0.34          0.71          (0.33)          (0.28)         12.49      9.17%     242,065        0.75%
--------------------------
LARGE CAP GROWTH PORTFOLIO
--------------------------
  1997**    $15.03      $ 0.01         $1.18         $(0.02)         $(0.91)        $15.29     15.82%    $553,665        0.86%
  1996       12.75        0.07          2.51          (0.08)          (0.22)         15.03     20.59%     482,079        0.82%
  1995 (4)   10.00        0.11          2.72          (0.08)             --          12.75     37.90%     297,377        0.85%

-------------------------
SMALL CAP VALUE PORTFOLIO
-------------------------
  1997**    $13.17      $ 0.02         $1.58         $(0.01)         $(1.06)        $13.70     25.35%    $199,352        1.11%
  1996       12.19        0.02          1.27          (0.01)          (0.30)         13.17     10.86%     163,177        1.11%
  1995 (5)   10.00        0.03          2.19          (0.03)             --          12.19     29.38%     102,975        1.10%
--------------------------
SMALL CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1997**    $20.51      $(0.04)       $(3.12)        $   --          $(3.85)        $13.50    (36.26)%   $341,657        1.11%
  1996       19.88       (0.08)         4.37             --           (3.66)         20.51     26.56%     380,525        1.10%
  1995       14.04       (0.14)         5.98             --              --          19.88     41.65%     310,238        1.10%
  1994       14.67       (0.05)         0.07             --           (0.65)         14.04      0.23%     300,296        1.01%
  1993       10.65       (0.02)         4.05          (0.01)             --          14.67     37.81%     193,816        0.97%
  1992 (2)   10.00        0.02          0.65          (0.02)             --          10.65     15.07%      36,191        0.97%
  CLASS D
  1997*     $20.29      $(0.06)       $(3.08)        $   --          $(3.85)        $13.30    (36.50)%*  $  1,579        1.47%
  1996       19.78       (0.07)         4.24             --           (3.66)         20.29     26.01%*      1,826        1.49%
  1995       13.99       (0.09)         5.88             --              --          19.78     41.44%*        786        1.50%
  1994 (3)   14.04       (0.02)        (0.03)            --              --          13.99     (3.02)%*       171        1.49%
-----------------
MID-CAP PORTFOLIO
-----------------
  CLASS A
  1997**    $14.96      $ 0.07        $ 1.19         $(0.08)         $(1.25)        $14.89     17.15%    $ 26,910        0.85%
  1996       13.04        0.18          1.89          (0.15)             --          14.96     16.03%      24,954        0.77%
  1995       10.89        0.01          2.14             --              --          13.04     19.78%      27,898        0.94%
  1994       12.10        0.01         (0.98)         (0.01)          (0.23)         10.89     (8.10)%    108,002        0.93%
  1993 (1)   10.00        0.01          2.10          (0.01)             --          12.10     34.06%      57,669        0.90%

                                      RATIO OF NET
           RATIO OF NET   RATIO OF     INVESTMENT
            INVESTMENT    EXPENSES    INCOME (LOSS)
             INCOME      TO AVERAGE    TO AVERAGE
             (LOSS)      NET ASSETS    NET ASSETS   PORTFOLIO   AVERAGE
            TO AVERAGE   (EXCLUDING    (EXCLUDING   TURNOVER   COMMISSION
            NET ASSETS     WAIVERS)      WAIVERS)     RATE        RATE+
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
LARGE CAP VALUE PORTFOLIO
-------------------------
  CLASS A
  1997**      1.92%         0.85%         1.92%        36%      $0.0514
  1996        2.31%         0.83%         2.31%        75%       0.0531
  1995        2.92%         0.82%         2.86%        99%         N/A
  1994        2.51%         0.75%         2.51%        67%         N/A
  1993        2.64%         0.76%         2.63%        96%         N/A
  1992        2.79%         0.80%         2.74%        17%         N/A
--------------------------
LARGE CAP GROWTH PORTFOLIO
--------------------------
  1997**      0.27%         0.91%         0.22%        36%      $0.0549
  1996        0.50%         0.87%         0.45%        90%       0.0602
  1995 (4)    1.15%         0.89%         1.11%        44%         N/A

-------------------------
SMALL CAP VALUE PORTFOLIO
-------------------------
  1997**      0.45%         1.11%         0.45%        55%      $0.0535
  1996        0.15%         1.11%         0.15%       121%       0.5070
  1995 (5)    0.26%         1.12%         0.24%        64%         N/A
--------------------------
SMALL CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1997**     (0.50)%        1.11%        (0.50)%        62%     $0.0810
  1996       (0.63)%        1.11%        (0.64)%       167%      0.0529
  1995       (0.60)%        1.13%        (0.63)%       113%        N/A
  1994       (0.51)%        1.11%        (0.61)%        97%        N/A
  1993       (0.25)%        1.14%        (0.42)%        85%        N/A
  1992 (2)    0.49%         1.29%         0.17%         33%        N/A
  CLASS D
  1997*      (0.86)%        1.47%        (0.86)%        62%     $0.0810
  1996       (1.02)%        1.49%        (1.02)%       167%      0.0529
  1995       (1.03)%        1.55%        (1.08)%       113%        N/A
  1994 (3)   (0.92)%        1.52%        (0.95)%        97%        N/A
-----------------
MID-CAP PORTFOLIO
-----------------
  CLASS
  1997**      0.88%         0.88%         0.85%         48%     $0.0276
  1996        1.28%         0.88%         1.17%        101%      0.0124
  1995        0.04%         1.09%        (0.11)%       108%        N/A
  1994        0.03%         1.06%        (0.10)%        89%        N/A
  1993 (1)    0.26%         1.12%         0.04%         87%        N/A


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                    NET REALIZED
                                        AND                        DISTRIBUTIONS
           NET ASSET                 UNREALIZED    DISTRIBUTIONS       FROM                                            RATIO OF
             VALUE,        NET         GAINS         FROM NET        REALIZED      NET ASSET             NET ASSETS    EXPENSES
           BEGINNING   INVESTMENT     (LOSSES)      INVESTMENT       CAPITAL      VALUE, END    TOTAL      END OF     TO AVERAGE
           OF PERIOD     INCOME    ON SECURITIES      INCOME          GAINS        OF PERIOD   RETURN   PERIOD (000)  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------
  CLASS A
  1997**    $18.14      $ 0.11         $1.01         $(0.11)         $(4.58)       $14.57      13.20%     $169,418       0.84%
  1996       16.70        0.20          3.18          (0.17)          (1.77)        18.14      22.14%      236,581       0.84%
  1995       15.18        0.22          2.42          (0.23)          (0.89)        16.70      19.03%      310,693       0.84%
  1994       16.36        0.24         (0.22)         (0.25)          (0.95)        15.18      (0.11)%     729,100       0.79%
  1993       15.09        0.32          1.68          (0.30)          (0.43)        16.36      13.50%      776,745       0.75%
  1992       14.15        0.30          1.23          (0.30)          (0.29)        15.09      11.03%      536,028       0.75%
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
  CLASS A
  1997**    $16.40      $ 0.21         $1.17         $(0.23)         $(2.68)       $14.87      17.63%     $177,450       0.85%
  1996       16.07        0.49          2.20          (0.41)          (1.95)        16.40      18.17%      202,823       0.83%
  1995       14.06        0.55          2.48          (0.55)          (0.47)        16.07      23.00%      250,609       0.82%
  1994       15.00        0.51         (0.38)         (0.50)          (0.57)        14.06       1.05%      418,207       0.78%
  1993       13.33        0.51          1.75          (0.51)          (0.08)        15.00      17.34%      337,939       0.75%
  1992       12.36        0.52          1.05          (0.52)          (0.08)        13.33      13.03%      178,756       0.75%
------------------
BALANCED PORTFOLIO
------------------
  CLASS A
  1997**    $13.94      $ 0.20         $0.48         $(0.21)         $(2.14)       $12.27      10.19%     $ 48,545       0.75%
  1996       12.76        0.42          1.44          (0.34)          (0.34)        13.94      15.01%       57,915       0.75%
  1995       11.52        0.34          1.34          (0.34)          (0.10)        12.76      15.05%       70,464       0.75%
  1994       12.24        0.23         (0.62)         (0.22)          (0.11)        11.52      (3.25)%      65,480       0.75%
  1993       11.35        0.25          1.29          (0.26)          (0.39)        12.24      14.49%       33,807       0.75%
  1992       10.70        0.52          0.73          (0.53)          (0.07)        11.35      11.64%        5,974       0.75%
---------------------------
CORE FIXED INCOME PORTFOLIO
---------------------------
  CLASS A
  1997**    $10.32      $ 0.32        $(0.06)        $(0.32)         $(0.16)       $10.01       4.97%     $819,082       0.60%
  1996       10.46        0.64         (0.18)         (0.69)             --         10.23       4.51%      655,300       0.57%
  1995        9.65        0.65          0.82          (0.66)             --         10.46      15.87%      419,959       0.55%
  1994       10.87        0.56         (1.12)         (0.55)          (0.11)         9.65      (5.36)%     311,955       0.55%
  1993       10.77        0.60          0.28          (0.60)          (0.18)        10.87       8.58%      295,798       0.55%
  1992       10.30        0.69          0.49          (0.69)          (0.02)        10.77      11.91%      213,632       0.55%


                                      RATIO OF NET
            RATIO OF        RATIO      INVESTMENT
               NET       OF EXPENSES    INCOME
           INVESTMENT    TO AVERAGE   TO AVERAGE
             INCOME      NET ASSETS   NET ASSETS   PORTFOLIO   AVERAGE
            TO AVERAGE   (EXCLUDING   (EXCLUDING   TURNOVER   COMMISSION
            NET ASSETS     WAIVERS)     WAIVERS)     RATE        RATE+
--------------------------------------------------------------------------------
------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------
  CLASS A
  1997**      1.28%         0.89%        1.23%        77%      $0.0558
  1996        1.20%         0.86%        1.18%       153%       0.0517
  1995        1.39%         0.89%        1.34%       107%         N/A
  1994        1.45%         0.84%        1.40%       109%         N/A
  1993        2.06%         0.84%        1.97%       119%         N/A
  1992        2.12%         0.88%        1.99%        84%         N/A
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
  CLASS A
  1997**      2.63%         0.90%        2.58%        23%      $0.0582
  1996        3.00%         0.86%        2.97%        43%       0.0429
  1995        3.72%         0.88%        3.66%        47%         N/A
  1994        3.68%         0.84%        3.62%        28%         N/A
  1993        3.73%         0.85%        3.63%        39%         N/A
  1992        4.15%         0.87%        4.03%        18%         N/A
------------------
BALANCED PORTFOLIO
------------------
  CLASS A
  1997**      3.20%         0.81%        3.14%        74%      $0.0573
  1996        2.98%         0.84%        2.89%       143%       0.0382
  1995        2.92%         0.90%        2.77%       159%         N/A
  1994        2.05%         0.91%        1.89%       149%         N/A
  1993        2.24%         0.94%        2.05%       109%         N/A
  1992        4.83%         1.12%        4.46%       101%         N/A
---------------------------
CORE FIXED INCOME PORTFOLIO
---------------------------
  CLASS A
  1997**      6.17%         0.61%        6.16%       118%         N/A
  1996        6.24%         0.64%        6.17%       311%         N/A
  1995        6.60%         0.68%        6.47%       294%         N/A
  1994        5.57%         0.62%        5.50%       370%         N/A
  1993        5.63%         0.66%        5.52%        35%         N/A
  1992        6.71%         0.68%        6.58%        39%         N/A


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

                                    NET REALIZED
                                        AND                        DISTRIBUTIONS
           NET ASSET                 UNREALIZED    DISTRIBUTIONS       FROM                                            RATIO OF
             VALUE,        NET         GAINS         FROM NET        REALIZED      NET ASSET             NET ASSETS    EXPENSES
           BEGINNING   INVESTMENT     (LOSSES)      INVESTMENT       CAPITAL      VALUE, END    TOTAL      END OF     TO AVERAGE
           OF PERIOD     INCOME    ON SECURITIES      INCOME          GAINS        OF PERIOD   RETURN   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
--------------
BOND PORTFOLIO
--------------
  CLASS A
  1997**    $10.61       $0.30       $(0.07)         $(0.30)          $  --        $10.54       4.31%     $ 20,020      0.60%
  1996       10.86        0.62        (0.19)          (0.68)             --         10.61       4.01%       28,863      0.57%
  1995        9.95        0.70         0.97           (0.69)          (0.07)        10.86       17.53%      54,286      0.55%
  1994       12.25        0.59        (1.62)          (0.59)          (0.68)         9.95       (9.12)%    123,329      0.55%
  1993       11.09        0.66         1.19           (0.67)          (0.02)        12.25       17.36%      97,163      0.55%
  1992       10.47        0.73         0.62           (0.73)             --         11.09       13.52%      65,061      0.55%
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
  CLASS A
  1997**    $11.14       $0.54       $(0.06)         $(0.50)         $(0.05)       $11.07       8.78%     $159,428      0.87%
  1996       10.64        0.94         0.62           (1.03)          (0.03)        11.14       15.46%     107,545      0.87%
  1995 (6)   10.00        0.67         0.55           (0.58)             --         10.64       17.72%      23,724      0.67%


                                      RATIO OF NET
            RATIO OF        RATIO      INVESTMENT
               NET       OF EXPENSES    INCOME
           INVESTMENT    TO AVERAGE   TO AVERAGE
             INCOME      NET ASSETS   NET ASSETS   PORTFOLIO
            TO AVERAGE   (EXCLUDING   (EXCLUDING   TURNOVER
            NET ASSETS     WAIVERS)     WAIVERS)     RATE
------------------------------------------------------------
--------------
BOND PORTFOLIO
--------------
  CLASS A
  1997**      5.61%         0.62%        5.59%        11%
  1996        5.68%         0.70%        5.55%        66%
  1995        6.46%         0.70%        6.31%        79%
  1994        5.61%         0.67%        5.49%        73%
  1993        5.87%         0.66%        5.76%        47%
  1992        6.98%         0.71%        6.82%        24%
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
  CLASS A
  1997**      9.96%         0.91%        9.92%        31%
  1996        9.01%         0.94%        8.94%        55%
  1995 (6)    10.02%        0.86%        9.83%        56%

   1 MID-CAP CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 16, 1993. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   2 SMALL CAP GROWTH CLASS A SHARES WERE OFFERED BEGINNING APRIL 20, 1992. ALL
     RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   3 SMALL CAP GROWTH CLASS D SHARES WERE OFFERED MAY 2, 1994. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   4 LARGE CAP GROWTH SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL
     RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   5 SMALL CAP VALUE SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   6 HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   * SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.
  ** FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1997. ALL RATIOS INCLUDING TOTAL
     RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   + AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
     DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL
     YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)

1.    ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

2.    SIGNIFICANT ACCOUNTING POLICIES
The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Portfolios (the "Portfolios"): Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, Bond, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, Bond, and High Yield Bond Portfolios and Class D shares of the Small Cap Growth Portfolio. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies. The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Portfolio less its liabilities by the number of outstanding shares of the Portfolio.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreement. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.
     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Portfolios utilized S&P 500 Index futures contracts and the Core Fixed Income Portfolio utilized U.S. Long Bond futures contracts during the period ended March 31, 1997. The Portfolios' investment in S&P 500 Index futures contracts is designed to enable the Portfolios to more closely approximate the performance of their benchmark indices. The Core Fixed Income Portfolio's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to mar-

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1997 (UNAUDITED)

     ket daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME AND CAPITAL GAIN--Effective October 1, 1993, the Fund adopted Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Based on this Statement of Position, the Large Cap Value Portfolio, Large Cap Growth Portfolio, and Small Cap Growth Portfolio reclassified $126,000, $30,000, and $8,000, respectively, from undistributed net realized gain to paid-in capital. Net investment income, net realized gains, and net assets were not affected by these reclassifications.
     During the year ended September 30, 1996, the Large Cap Value Portfolio, Large Cap Growth Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio and Core Fixed Income Portfolio transferred securities to shareholders in order to meet fund share redemptions. This security transfer resulted in non-taxable realized gains and losses to the Portfolios of $19,956,000, $19,428,000, $2,887,000, $6,923,000, and ($2,416,000), respectively, which is included in paid-in capital, a component of equity.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Portfolio may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.
     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3.    MANAGEMENT, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS
The Trust and SEI Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Small Cap Value, High Yield Bond, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, and Balanced Portfolios; and .28% of the average daily net assets of the Core Fixed Income and Bond Portfolios. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Portfolio. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Financial Management ("SFM") serves as investment adviser to each Portfolio. In connection with serving as investment adviser, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Portfolio's average daily net assets, at an annual rate of
 .40% of the Large Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced Portfolios' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Portfolios' average daily net assets, at an annual rate of .275% of the Core Fixed Income and Bond

--------------------------------------------------------------------------------

Portfolios' average daily net assets and .4875% of the High Yield Bond Portfolio's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Capital Appreciation, Equity Income, and Balanced Portfolios. Prior to November 13, 1995, Western Asset Management Company served as investment adviser to the Core Fixed Income Portfolio.
     Mellon Equity Associates, Pacific Alliance Capital Management and LSV Capital Management each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Portfolio and are party to investment sub-advisory agreements with the Trust and SFM dated December 16, 1994, April 1, 1996 and March 31, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SFM.
     IDS Advisory Group, Inc., Alliance Capital Management L.P., and Provident Investment Counsel, Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Portfolio and are party to investment sub-advisory agreements with the Trust and SFM dated December 16, 1994, December 16, 1994, and May 1, 1996, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SFM.
     1838 Investment Advisors, L.P. and Boston Partners Asset Management, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Portfolio and are party to investment sub-advisory agreements with the Trust and SFM dated December 18, 1994, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SFM.
     Nicholas-Applegate Capital Management, Inc., First of America Investment Corporation, Wall Street Associates, and Furman Selz Capital Management, LLC each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Portfolio and are party to investment sub-advisory agreements with the Trust and SFM dated August 11, 1995, June 14, 1996, August 11, 1995 and August 11, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SFM.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Portfolio and is party to an investment sub-advisory agreement with the Trust and SFM dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SFM.
     Pacific Alliance Capital Management serves as investment sub-adviser to the Equity Income Portfolio and is party to an investment sub-advisory agreement with the Trust and SFM dated April 1, 1996. Under the investment sub-advisory agreement, Pacific Alliance Capital Management receives an annual fee, paid by SFM.
     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Portfolios and is party to an investment sub-advisory agreement with the Trust and SFM dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Portfolio, paid by SFM.
     Boatmen's Trust Company serves as investment sub-adviser to the Bond Portfolio and is a party to an investment sub-advisory agreement with the Trust and SFM dated July 10, 1995. Under the investment sub-advisory agreement, Boatmen's Trust Company receives an annual fee, paid by SFM.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Portfolio and are parties to investment sub-advisory agreements with the Trust and SFM dated November 13, 1995, January 2, 1996, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SFM.
     BEA Associates serves as investment sub-adviser to the High Yield Bond Portfolio and is a party to an investment sub-advisory agreement with the Trust and SFM dated August 11, 1995. Under the invest-

49

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ment sub-advisory agreement, BEA Associates receives an annual fee, paid by SFM.
     SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor. Prior to April 15, 1996, SEI Financial Services Company acted as the distributor of shares of the Trust under distribution plans which provided for the Trust to reimburse the Distributor for certain distribution-related expenses incurred by the Distributor. Such expenses could not exceed .30% of the average daily net assets of a Portfolio, provided the expenses were permissable as to both type and amount under a budget approved and monitored by the Board of Trustees.
     The Trust has adopted a distribution plan for its Class D shares (the
"Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on portfolio transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that portfolio transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of the redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Portfolios also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for repurchase agreements placed during the period ended March 31, 1997 were nominal in the aggregate.

5.    INVESTMENT TRANSACTIONS
     The cost of security purchases and proceeds from the sale of securities including US Government securities, other than temporary cash investments during the period ended March 31, 1997, were as follows:

                                     PURCHASES     SALES
                                       (000)       (000)
                                   ------------  ----------
Large Cap Value                      $254,441    $200,820
Large Cap Growth                      217,150     183,149
Small Cap Value                       107,618      96,916
Small Cap Growth                      246,713     209,936
Mid-Cap                                12,494      12,279
Capital Appreciation                  147,403     228,643
Equity Income                          42,744      82,589
Balanced                               36,829      47,135
Core Fixed Income                     845,902     733,877
Bond                                    2,301      11,408
High Yield Bond                        84,628      39,098

50

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--------------------------------------------------------------------------------

     At March 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at March 31, 1997 is as follows:
                                                      NET
                                                  UNREALIZED
                    APPRECIATED    DEPRECIATED   APPRECIATION/
                    SECURITIES     SECURITIES    DEPRECIATION
                       (000)          (000)          (000)
                   -----------     -----------   ------------
Large Cap Value     $  85,856       $(12,584)     $  73,272
Large Cap Growth      103,778        (14,237)        89,541
Small Cap Value        24,876         (6,336)        18,540
Small Cap Growth       35,618        (44,572)        (8,954)
Mid-Cap                 3,950           (938)         3,012
Capital Appreciation   22,444         (6,972)        15,472
Equity Income          36,534         (1,859)        34,675
Balanced                3,694         (1,258)         2,436
Core Fixed Income       1,583        (18,548)       (16,965)
Bond                       62           (249)          (187)
High Yield Bond         5,254         (2,621)         2,633


     At March 31, 1997 the following Portfolio had available realized capital losses to offset future net capital gains through fiscal year ended 2004.

                                               (000)
                                              -------
Bond                                          $ 3,695

6.    FUTURES CONTRACTS

     The following Portfolios had futures contracts open as of March 31, 1997:

                                                    UNREALIZED
   CONTRACT       NUMBER OF    TRADE   SETTLEMENT  GAIN/(LOSS)
  DESCRIPTION     CONTRACTS    PRICE      MONTH       (000)
--------------   ----------   ------- ------------ -----------
Core Fixed Income

U.S. 5 Year Note     179      105.20   June 1997    $(161)
U.S. 5 Year Note     138      105.15   June 1997     (117)
U.S. 5 Year Note       1      105.66   June 1997       (1)

U.S. 10 Year Note    (51)     106.43   June 1997       47
U.S. 10 Year Note    (42)     106.28   June 1997       33
U.S. 10 Year Note    (39)     105.59   June 1997        3

U.S. Long T-Bond     (40)     108.99   June 1997       71
U.S. Long T-Bond     (17)     109.46   June 1997       38
                                                    -----
                                                    $ (87)
                                                    =====
Large Cap Value

S & P 500              5     $790.82   June 1997   $  (82)
S & P 500              3      793.02   June 1997      (53)
S & P 500              2      790.92   June 1997      (33)
S & P 500              1      799.42   June 1997      (21)
S & P 500              1      794.32   June 1997      (18)
                                                    -----
                                                    $(207)
                                                    =====
Large Cap Growth

S & P 500              6     $794.02   June 1997    $(108)
S & P 500              4      793.02   June 1997      (70)
S & P 500              4      773.72   June 1997      (31)
S & P 500              3      797.12   June 1997      (59)
S & P 500              2      802.92   June 1997      (45)
S & P 500              2      801.22   June 1997      (43)
S & P 500              2      800.82   June 1997      (43)
S & P 500              2      797.02   June 1997      (39)
S & P 500              1      803.62   June 1997      (23)
S & P 500              1      799.42   June 1997      (21)
S & P 500              1      794.32   June 1997      (18)
                                                    -----
                                                    $(500)
                                                    =====
Small Cap Value

S & P 500             11     $804.42   June 1997    $(255)
S & P 500              2      794.12   June 1997      (36)
S & P 500              1      799.42   June 1997      (21)
S & P 500              1      797.12   June 1997      (20)
S & P 500              1      794.32   June 1997      (18)
S & P 500              1      793.02   June 1997      (17)
S & P 500              1      792.02   June 1997      (17)
S & P 500              1      773.72   June 1997       (8)
                                                    -----
                                                    $(392)
                                                    =====
Small Cap Growth

S & P 500             25     $804.42   June 1997    $(580)
S & P 500              5      802.92   June 1997     (112)
S & P 500              3      797.02   June 1997      (59)
S & P 500              2      800.92   June 1997      (43)
S & P 500              2      792.12   June 1997      (34)
S & P 500              2      773.72   June 1997      (16)
S & P 500              1      799.42   June 1997      (21)
S & P 500              1      794.32   June 1997      (18)
S & P 500              1      794.12   June 1997      (18)
                                                    -----
                                                    $(901)
                                                    =====
Capital Appreciation

S & P 500             16     $804.46   June 1997    $(372)
                                                    =====
Equity Income

S & P 500              7     $794.32   June 1997    $(127)
S & P 500              1      799.92   June 1997      (21)
                                                    -----
                                                    $(148)
                                                    =====

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NOTES

=============================
SEI INSTITUTIONAL
=============================
MANAGED TRUST
=============================
SEMI-ANNUAL REPORT
=============================
MARCH 31, 1997 (UNAUDITED)

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Stephen G. Meyer
CONTROLLER, CHIEF FINANCIAL OFFICER
Richard W. Grant
SECRETARY

INVESTMENT ADVISORS
EQUITY & BALANCED PORTFOLIOS
SEI Financial Management Corporation
FIXED INCOME PORTFOLIOS
SEI Financial Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANT
Price Waterhouse LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE INFORMATION CALL 1(Bullet)800(Bullet)DIAL(Bullet)SEI/1(Bullet) 800(Bullet)342(Bullet)5734

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